UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 91.1%

	Airlines 2.4%
203,151	Allegiant Travel Co.	$14,913,315

	Application Software 5.3%
215,701	ANSYS, Inc.*	14,525,305
185,032	RealPage, Inc.*	3,991,140
153,392	Tyler Technologies, Inc.*	7,430,309
79,146	Ultimate Software Group, Inc.*	7,472,174

		33,418,928

	Asset Management & Custody Banks 4.0%
104,999	Affiliated Managers Group, Inc.*	13,665,620
499,533	SEI Investments Co.	11,659,100

		25,324,720

	Automobile Manufacturers 1.2%
231,863	Tesla Motors, Inc.*	7,853,200

	Automotive Retail 1.2%
226,026	Monro Muffler Brake, Inc.	7,904,129

	Commercial Printing 2.1%
978,904	InnerWorkings, Inc.*	13,489,297

	Consumer Electronics 0.2%
144,740	Skullcandy, Inc.*	1,127,525

	Consumer Finance 4.5%
837,842	DFC Global Corp.*	15,508,455
192,168	First Cash Financial Services, Inc.*	9,535,376
190,700	Mahindra & Mahindra Financial Services Ltd. (India)	3,805,921

		28,849,752

	Data Processing & Outsourced Services 5.3%
124,818	Alliance Data Systems Corp.*	18,068,654
294,450	ExlService Holdings, Inc.*	7,802,925
746,608	Higher One Holdings, Inc.*	7,869,248

		33,740,827

	Distributors 1.6%
239,077	Pool Corp.	10,117,739

	Diversified Banks 3.7%
7,941,426	City Union Bank Ltd. (India)	8,116,807
1,985,356	City Union Bank Ltd. – Partly Paid-up Equity Shares*** (India)	1,666,844
1,630,720	Yes Bank Ltd. (India)	13,848,380

		23,632,031

	Diversified Support Services 6.9%
1,128,212	Copart, Inc.*	33,282,254
97,185	Portfolio Recovery Associates, Inc.*	10,385,189

		43,667,443

	Electrical Components & Equipment 3.7%
509,058	Polypore International, Inc.*	23,671,197

	Environmental & Facilities Services 3.5%
204,490	Tetra Tech, Inc.*	5,408,761
504,185	Waste Connections, Inc.	17,036,411

		22,445,172

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	General Merchandise Stores 0.8%
351,115	Gordmans Stores, Inc.*	$5,273,747

	Health Care Distributors 2.1%
467,667	PSS World Medical, Inc.*	13,506,223

	Health Care Facilities 1.8%
428,676	Ensign Group, Inc. (The)	11,655,700

	Health Care Services 4.0%
157,668	IPC The Hospitalist Co., Inc.*	6,260,996
238,850	MEDNAX, Inc.*	18,993,352

		25,254,348

	Home Improvement Retail 0.7%
82,052	Lumber Liquidators Holdings, Inc.*	4,334,807

	Industrial Machinery 4.5%
147,926	Graco, Inc.	7,616,710
444,145	IDEX Corp.	20,666,067

		28,282,777

	Internet Retail 0.4%
67,590	Blue Nile, Inc.*	2,602,215

	Internet Software & Services 3.1%
247,566	Dealertrack Technologies, Inc.*	7,110,096
388,220	Vistaprint N.V.*	12,756,909

		19,867,005

	Leisure Facilities 4.2%
541,064	Life Time Fitness, Inc.*	26,625,759

	Life Sciences Tools & Services 2.0%
278,130	ICON plc ADR* (Ireland)	7,720,889
68,040	Techne Corp.	4,649,853

		12,370,742

	Oil & Gas Equipment & Services 2.5%
91,526	CARBO Ceramics, Inc.	7,170,147
117,555	Dril-Quip, Inc.*	8,587,393

		15,757,540

	Oil & Gas Exploration & Production 0.3%
320,020	SandRidge Energy, Inc.*	2,032,127

	Personal Products 1.5%
294,883	Herbalife Ltd.	9,713,446

	Real Estate Services 0.5%
158,871	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	2,933,003

	Research & Consulting Services 3.4%
403,154	Acacia Research Corp.*	10,340,900
192,613	Corporate Executive Board Co. (The)	9,141,413
108,563	CRA International, Inc.*	2,146,291

		21,628,604

	Semiconductors 3.9%
133,940	Hittite Microwave Corp.*	8,317,674
387,065	Melexis N.V. (Belgium)	6,580,479
108,525	Power Integrations, Inc.	3,647,525
151,643	Silicon Laboratories, Inc.*	6,340,194

		24,885,872

	Specialized Finance 1.2%
402,640	CRISIL Ltd. (India)	7,905,630

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Specialty Chemicals 1.1%
183,540	Balchem Corp.	$6,680,856

	Specialty Stores 1.3%
156,551	Hibbett Sports, Inc.*	8,250,238

	Trading Companies & Distributors 3.4%
255,043	MSC Industrial Direct Co., Inc., Class A	19,225,141
143,605	Rush Enterprises, Inc., Class B*	2,485,803

		21,710,944

	Trucking 2.8%
496,240	Knight Transportation, Inc.	7,259,991
302,485	Old Dominion Freight Line, Inc.*	10,369,186

		17,629,177

	Total Common Stocks (cost $394,808,553)	579,056,035

	PREFERRED STOCKS 0.7%

	Regional Banks 0.7%
797,675	Banco Daycoval S.A. Pfd. (Brazil)	3,954,287

	Total Preferred Stocks (cost $5,303,460)	3,954,287

Principal Amount		Value
	SHORT – TERM INVESTMENTS 7.5%

	Repurchase Agreement 7.5%
$47,743,627	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $47,865,000 of United States Treasury Notes 1.250% due 02/15/14; value: $48,702,638; repurchase proceeds: $47,743,654 (cost $47,743,627)	$47,743,627

	Total Short – Term Investments (cost $47,743,627)	47,743,627

	Total Investments (cost $447,855,640) 99.3%§	630,753,949
	Other Assets less Liabilities 0.7%	4,753,982

	NET ASSETS 100.0%	$635,507,931

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.02%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.1
Brazil	1.2
India	6.1
Ireland	1.3
United States	90.3

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 95.6%

	Aerospace & Defense 1.0%
6,243	Bharat Electronics Ltd. (India)	$152,179

	Air Freight & Logistics 1.5%
6,295	Blue Dart Express Ltd. (India)	233,808

	Apparel, Accessories & Luxury Goods 3.1%
4,480	Page Industries Ltd. (India)	279,666
38,720	Titan Industries Ltd. (India)	202,630

		482,296

	Application Software 1.1%
2,775	Oracle Financial Services Software Ltd.* (India)	165,955

	Auto Parts & Equipment 4.9%
1,745	Bosch Ltd. (India)	303,966
47,995	Exide Industries Ltd. (India)	126,741
10,812	WABCO India Ltd. (India)	330,537

		761,244

	Automobile Manufacturers 1.1%
9,465	Mahindra & Mahindra Ltd. (India)	162,659

	Cable & Satellite 1.2%
134,447	Dish TV India Ltd.* (India)	188,135

	Commodity Chemicals 2.7%
94,334	Berger Paints India Ltd. (India)	276,605
25,870	Castrol India Ltd. (India)	142,264

		418,869

	Construction & Engineering 0.8%
30,426	Engineers India Ltd. (India)	127,508

	Construction & Farm Machinery & Heavy Trucks 1.9%
5,655	Eicher Motors Ltd. (India)	299,316

	Consumer Finance 3.3%
25,210	Mahindra & Mahindra Financial Services Ltd. (India)	503,132

	Data Processing & Outsourced Services 0.9%
11,126	eClerx Services Ltd. (India)	139,070

	Diversified Banks 9.7%
15,800	Axis Bank Ltd. (India)	395,878
335,360	City Union Bank Ltd. (India)	342,766
83,840	City Union Bank Ltd. – Partly Paid-up Equity Shares*** (India)	70,389
39,215	IndusInd Bank Ltd. (India)	303,306
46,060	Yes Bank Ltd. (India)	391,150

		1,503,489

	Diversified Chemicals 0.9%
10,605	BASF India Ltd. (India)	141,580

	Diversified Metals & Mining 0.8%
47,840	Hindustan Zinc Ltd. (India)	120,176

	Electrical Components & Equipment 2.6%
94,578	Amara Raja Batteries Ltd. (India)	408,548

	Fertilizers & Agricultural Chemicals 1.4%
77,690	Rallis India Ltd. (India)	213,892

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Footwear 1.9%
18,000	Bata India Ltd. (India)	$286,930

	Gas Utilities 1.0%
28,173	Gujarat Gas Co. Ltd. (India)	156,857

	Heavy Electrical Equipment 1.3%
47,368	TD Power Systems Ltd. (India)	193,656

	Household Appliances 2.2%
4,445	Hawkins Cookers Ltd. (India)	192,273
2,434	TTK Prestige Ltd. (India)	151,057

		343,330

	Industrial Machinery 5.0%
13,860	AIA Engineering Ltd. (India)	83,229
24,847	Cummins India Ltd. (India)	236,005
7,100	FAG Bearings India Ltd. (India)	221,960
10,065	SKF India Ltd. (India)	117,819
10,760	Thermax Ltd. (India)	120,856

		779,869

	Internet Retail 1.2%
14,737	MakeMyTrip Ltd.* (India)	183,328

	Internet Software & Services 0.9%
21,322	Info Edge India Ltd. (India)	134,232

	IT Consulting & Other Services 4.4%
13,235	CMC Ltd. (India)	291,078
5,234	Cognizant Technology Solutions Corp., Class A*	387,578

		678,656

	Life Sciences Tools & Services 1.2%
8,915	Divi’s Laboratories Ltd. (India)	181,011

	Oil & Gas Storage & Transportation 1.2%
66,378	Petronet LNG Ltd. (India)	191,825

	Packaged Foods & Meats 3.2%
4,580	GlaxoSmithKline Consumer Healthcare Ltd. (India)	323,183
1,925	Nestlé India Ltd. (India)	175,344

		498,527

	Personal Products 7.5%
10,757	Colgate-Palmolive India Ltd. (India)	310,473
78,120	Dabur India Ltd. (India)	184,062
28,062	Godrej Consumer Products Ltd. (India)	371,326
45,175	Marico Ltd. (India)	179,908
2,435	Procter & Gamble Hygiene & Health Care Ltd. (India)	122,217

		1,167,986

	Pharmaceuticals 5.7%
11,160	Cadila Healthcare Ltd. (India)	185,980
25,369	Glenmark Pharmaceuticals Ltd. (India)	246,532
22,335	IPCA Laboratories Ltd. (India)	211,892
21,190	Lupin Ltd. (India)	238,612

		883,016

	Publishing 1.0%
37,792	D.B. Corp. Ltd. (India)	159,439

	Restaurants 2.8%
18,381	Jubilant Foodworks Ltd.* (India)	436,133

	Specialized Finance 3.0%
16,400	CRISIL Ltd. (India)	322,006

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
5,114	Multi Commodity Exchange of India Ltd. (India)	$138,639

		460,645

	Specialty Chemicals 1.9%
3,615	Asian Paints Ltd. (India)	294,221

	Systems Software 1.4%
109,120	KPIT Cummins Infosystems Ltd. (India)	219,907

	Thrifts & Mortgage Finance 8.2%
117,525	Gruh Finance Ltd. (India)	506,222
24,554	Housing Development Finance Corp. Ltd. (India)	374,722
71,601	LIC Housing Finance Ltd. (India)	382,882

		1,263,826

	Tobacco 1.7%
7,205	VST Industries Ltd. (India)	258,183

	Total Common Stocks (cost $13,087,813)	14,793,433

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.5%

	Repurchase Agreement 3.5%
$544,574	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $550,000 of United States Treasury Notes 1.250% due 3/15/14; value: $558,886; repurchase proceeds: $544,574 (cost $544,574)	$544,574

	Total Short-Term Investments (cost $544,574)	544,574

	Total Investments (cost $13,632,387) 99.1%§	15,338,007
	Other Assets less Liabilities 0.9%	145,467

	NET ASSETS 100.0%	$15,483,474

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 68.93%.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	97.4
United States	2.6

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 66.5%

	Apparel Retail 1.9%
4,940	Cia. Hering (Brazil)	$101,309

	Casinos & Gaming 3.9%
25,927	Galaxy Entertainment Group Ltd.* (Hong Kong)	103,790
43,000	SJM Holdings Ltd. (Hong Kong)	101,483

		205,273

	Construction Materials 1.9%
61,500	PT Semen Gresik (Persero) Tbk (Indonesia)	101,587

	Department Stores 3.9%
42,000	Golden Eagle Retail Group Ltd. (China)	104,716
2,600	Lojas Renner S.A. (Brazil)	101,270

		205,986

	Distributors 1.9%
4,416	Imperial Holdings Ltd. (South Africa)	104,142

	Diversified Banks 13.2%
4,026	Axis Bank Ltd. (India)	100,874
624,585	Banco de Chile (Chile)	96,542
92,300	Bank of Ayudhya Public Co. Ltd. (Thailand)	98,063
699	Credicorp Ltd. (Peru)	102,445
13,215	IndusInd Bank Ltd. (India)	102,211
40,380	Metropolitan Bank & Trust (Philippines)	100,535
10,232	Turkiye Halk Bankasi AS (Turkey)	100,863

		701,533

	Drug Retail 1.9%
8,800	Raia Drogasil S.A. (Brazil)	99,153

	Food Retail 7.5%
2,055	BIM Birlesik Magazalar A.S. (Turkey)	100,766
66,746	CP ALL Public Co. Ltd. (Thailand)	100,370
625	Magnit (Russia)	97,915
4,167	Shoprite Holdings Ltd. (South Africa)	101,088

		400,139

	Health Care Facilities 1.9%
25,024	Life Healthcare Group Holdings Ltd. (South Africa)	100,566

	Household Products 1.7%
150	LG Household & Health Care Ltd.* (Korea)	91,892

	Hypermarkets & Super Centers 1.9%
14,722	Big C Supercenter Public Co. Ltd. NVDR (Thailand)	100,177

	Life & Health Insurance 1.9%
19,070	Sanlam Ltd. (South Africa)	101,546

	Managed Health Care 1.9%
19,000	OdontoPrev S.A. (Brazil)	99,570

	Marine Ports & Services 1.9%
55,650	International Container Terminal Services, Inc. (Philippines)	100,537

	Multi-Sector Holdings 2.0%
96,000	First Pacific Co. Ltd. (Hong Kong)	106,388

	Packaged Foods & Meats 1.9%
2,655	M Dias Branco S.A. (Brazil)	101,259

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Personal Products 3.8%
3,634	Colgate-Palmolive India Ltd. (India)	$104,886
7,541	Godrej Consumer Products Ltd. (India)	99,785

		204,671

	Pharmaceuticals 3.8%
8,904	Lupin Ltd. (India)	100,264
938,500	PT Kalbe Farma Tbk (Indonesia)	103,426

		203,690

	Real Estate Operating Companies 1.9%
245,300	SM Prime Holdings, Inc. (Philippines)	98,879

	Soft Drinks 1.9%
4,999	Coca-Cola Icecek A.S. (Turkey)	104,182

	Specialty Chemicals 2.0%
1,294	Asian Paints Ltd. (India)	105,317

	Wireless Telecommunication Services 1.9%
169,500	PT Tower Bersama Infrastructure Tbk* (Indonesia)	100,334

	Total Common Stocks (cost $3,474,696)	3,538,130

Principal Amount		Value
	SHORT-TERM INVESTMENTS 33.8%

	Repurchase Agreement 33.8%
$1,794,878	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $1,835,000 of United States Treasury Bills 0.000% due 11/14/13; value: $1,833,165; repurchase proceeds: $1,794,879 (cost $1,794,878)	$1,794,878

	Total Short-Term Investments (cost $1,794,878)	1,794,878

	Total Investments (cost $5,269,574) 100.3%§	5,333,008
	Liabilities less Other Assets (0.3%)	(16,248)

	NET ASSETS 100.0%	$5,316,760

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 45.82%.

NVDR Non-Voting Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	14.2
Chile	2.7
China	3.0
Hong Kong	8.8
India	17.3
Indonesia	8.6
Korea	2.6

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

COUNTRY	%
Peru	2.9
Philippines	8.5
Russia	2.8
South Africa	11.5
Thailand	8.4
Turkey	8.7

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 93.8%

	Airport Services 1.1%
3,347,333	TAV Havalimanlari Holding A.S. (Turkey)	$17,146,014

	Apparel Retail 2.2%
527,665	Cia. Hering (Brazil)	10,821,320
1,522,952	Mr Price Group Ltd. (South Africa)	25,240,102

		36,061,422

	Apparel, Accessories & Luxury Goods 2.5%
12,871	LPP S.A. (Poland)	18,920,908
33,179,082	Trinity Ltd. (China)	21,965,611

		40,886,519

	Asset Management & Custody Banks 1.0%
1,354,686	CETIP S.A.– Mercados Organizados (Brazil)	16,798,768

	Brewers 0.9%
2,814,487	Guinness Anchor Berhad (Malaysia)	15,278,118

	Building Products 0.4%
3,817,198	Dynasty Ceramic Public Co. Ltd. (Thailand)	5,677,754

	Cable & Satellite 1.1%
74,298,294	PT MNC Sky Vision Tbk* (Indonesia)	18,516,194

	Coal & Consumable Fuels 0.6%
16,311,073	PT Harum Energy Tbk (Indonesia)	10,211,529

	Commercial Printing 1.1%
790,300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Brazil)	17,562,222

	Commodity Chemicals 1.8%
5,050,049	Berger Paints India Ltd. (India)	14,807,664
2,715,428	Castrol India Ltd. (India)	14,932,680

		29,740,344

	Computer & Electronics Retail 1.0%
1,987,806	M Video OJSC (Russia)	15,808,425

	Computer Storage & Peripherals 0.6%
1,873,576	Simplo Technology Co. Ltd. (Taiwan)	9,523,210

	Construction & Farm Machinery & Heavy Trucks 1.7%
821,235	Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	26,945,742

	Construction Materials 3.1%
30,812,605	Holcim Philippines, Inc. (Philippines)	10,505,363
5,152,157	Lafarge Malayan Cement Berhad (Malaysia)	16,207,897
79,746,534	PT Holcim Indonesia Tbk (Indonesia)	24,088,917

		50,802,177

	Consumer Finance 2.0%
1,647,718	Mahindra & Mahindra Financial Services Ltd. (India)	32,884,551

	Department Stores 1.4%
4,800,087	Golden Eagle Retail Group Ltd. (China)	11,967,793
14,962,852	PT Mitra Adiperkasa Tbk (Indonesia)	10,341,391

		22,309,184

	Distributors 1.3%
14,518,673	Dah Chong Hong Holdings Ltd. (China)	15,519,278
251,657	Imperial Holdings Ltd. (South Africa)	5,934,783

		21,454,061

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Diversified Banks 7.5%
126,650	Capitec Bank Holdings Ltd. (South Africa)	$2,740,701
2,500,197	IndusInd Bank Ltd. (India)	19,337,617
247,466	NOMOS-BANK GDR* (Russia)	3,353,164
29,681,945	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	16,169,153
7,319,351	Security Bank Corp. (Philippines)	27,874,726
4,061,021	Tisco Financial Group Public Co. Ltd. NVDR (Thailand)	6,948,451
16,199,146	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	20,892,290
2,972,932	Yes Bank Ltd. (India)	25,246,696

		122,562,798

	Diversified Chemicals 1.0%
3,926,023	Pidilite Industries Ltd. (India)	15,639,366

	Diversified Metals & Mining 0.8%
55,013,416	PT Vale Indonesia Tbk (Indonesia)	13,503,189

	Diversified REITs 0.4%
2,235,502	Fibra Uno Administracion S.A. de C.V. (Mexico)	6,744,743

	Drug Retail 1.4%
2,954,295	Clicks Group Ltd. (South Africa)	22,765,215

	Electronic Equipment & Instruments 1.0%
6,969,452	Chroma ATE, Inc. (Taiwan)	15,599,402

	Environmental & Facilities Services 1.3%
3,282,900	Cleanaway Co. Ltd. (Taiwan)	21,707,756

	Food Distributors 0.5%
471,804	Bizim Toptan Satis Magazalari AS (Turkey)	7,372,675

	Food Retail 1.4%
1,563,727	Eurocash S.A. (Poland)	22,078,048

	Footwear 1.2%
1,246,450	Bata India Ltd. (India)	19,869,073

	General Merchandise Stores 0.8%
2,799,923	Taiwan FamilyMart Co. Ltd. (Taiwan)	12,889,110

	Gold 1.2%
824,699	Koza Altin Isletmeleri A.S. (Turkey)	19,951,425

	Health Care Facilities 2.7%
10,709,893	KPJ Healthcare Berhad (Malaysia)	20,145,876
4,297,390	Life Healthcare Group Holdings Ltd. (South Africa)	17,270,222
467,986	MD Medical Group Investments plc GDR* (Russia)	5,835,785

		43,251,883

	Health Care Supplies 1.1%
1,136,204	St. Shine Optical Co. Ltd. (Taiwan)	17,377,814

	Highways & Railtracks 1.0%
1,662,400	Arteris S.A. (Brazil)	15,385,827

	Home Improvement Retail 2.8%
67,063,432	Home Product Center Public Co. Ltd. (Thailand)	27,623,381
200,288,110	PT Ace Hardware Indonesia Tbk (Indonesia)	17,131,524

		44,754,905

	Hotels, Resorts & Cruise Lines 1.8%
46,813,131	Minor International Public Co. Ltd. (Thailand)	29,994,683

	Hypermarkets & Super Centers 4.8%
751,438	Inretail Peru Corp.* (Peru)	15,742,626
1,580,987	O’Key Group S.A. GDR (Russia)	18,497,548
19,529,701	Puregold Price Club, Inc. (Philippines)	15,695,102

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
1,891,230	Siam Makro Public Co. Ltd. (Thailand)	$27,573,997

		77,509,273

	Industrial Machinery 1.1%
2,943,430	Airtac International Group (Taiwan)	17,153,395
74,135	Hiwin Technologies Corp. (Taiwan)	547,944

		17,701,339

	Internet Software & Services 0.5%
1,635,251	PChome Online, Inc. (Taiwan)	7,632,490

	IT Consulting & Other Services 1.5%
7,637,570	Sonda S.A. (Chile)	24,328,552

	Life & Health Insurance 1.9%
8,225,144	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	16,781,462
1,894,874	Discovery Holdings Ltd. (South Africa)	13,976,552

		30,758,014

	Life Sciences Tools & Services 0.9%
682,400	Divi’s Laboratories Ltd. (India)	13,855,504

	Managed Health Care 1.5%
2,397,131	Qualicorp S.A.* (Brazil)	24,831,818

	Marine Ports & Services 3.6%
871,759	Global Ports Investments plc GDR (Russia)	12,456,733
13,036,004	International Container Terminal Services, Inc. (Philippines)	23,550,706
1,604,440	Santos Brasil Participacoes S.A.** (Brazil)	22,881,391

		58,888,830

	Metal & Glass Containers 0.8%
6,102,000	Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	13,426,689

	Oil & Gas Exploration & Production 2.8%
4,098,494	Afren plc* (Nigeria)	8,893,686
683,581	Coastal Energy Co.* (Thailand)	13,716,977
1,504,480	Gran Tierra Energy, Inc.* (Colombia)	8,289,685
1,741,200	Parex Resources, Inc.* (Colombia)	10,152,770
533,265	TransGlobe Energy Corp.* (Egypt)	5,001,872

		46,054,990

	Other Diversified Financial Services 1.2%
565,096	Intergroup Financial Services Corp. (Peru)	20,230,437

	Packaged Foods & Meats 5.3%
2,670,762	AVI Ltd. (South Africa)	18,920,661
334,247	GlaxoSmithKline Consumer Healthcare Ltd. (India)	23,585,779
173,500	PT Mayora Indah Tbk (Indonesia)	361,369
5,469,477	Standard Foods Corp. (Taiwan)	15,064,186
14,055,485	Universal Robina Corp. (Philippines)	28,718,506

		86,650,501

	Paper Packaging 0.8%
24,692,986	Greatview Aseptic Packaging Co. Ltd. (China)	13,439,062

	Personal Products 1.9%
1,047,100	Colgate-Palmolive India Ltd. (India)	30,221,850

	Railroads 1.0%
938,945	Globaltrans Investment plc GDR (Russia)	15,501,982

	Real Estate Operating Companies 1.5%
9,842,238	Parque Arauco S.A. (Chile)	24,441,643

	Regional Banks 1.2%
4,326,300	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	19,713,226

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Restaurants 0.9%
637,270	Jubilant Foodworks Ltd.* (India)	$15,120,751

	Retail REITs 0.6%
17,267,267	CapitaMalls Malaysia Trust (Malaysia)	10,163,859

	Specialized Finance 2.5%
8,276,390	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	20,872,973
8,527,000	Chailease Holding Co. Ltd. (Taiwan)	19,677,333

		40,550,306

	Systems Software 1.2%
1,023,800	Totvs S.A. (Brazil)	20,195,986

	Thrifts & Mortgage Finance 2.2%
3,789,600	Gruh Finance Ltd. (India)	16,323,154
3,491,395	LIC Housing Finance Ltd. (India)	18,670,046

		34,993,200

	Trading Companies & Distributors 0.2%
4,425,834	PT Hexindo Adiperkasa Tbk (Indonesia)	3,750,064

	Trucking 1.1%
1,070,100	Tegma Gestao Logistica (Brazil)	18,292,308

	Wireless Telecommunication Services 1.1%
29,191,832	PT Tower Bersama Infrastructure Tbk* (Indonesia)	17,279,832

	Total Common Stocks (cost $1,207,068,695)	1,524,586,652

	PREFERRED STOCKS 2.3%

	Construction & Farm Machinery & Heavy Trucks 1.3%
3,227,015	Marcopolo S.A. Pfd. (Brazil)	20,331,377

	Footwear 1.0%
2,198,520	Alpargatas S.A. Pfd. (Brazil)	16,213,749

	Total Preferred Stocks (cost $26,311,946)	36,545,126

	RIGHTS 0.0%

	IT Consulting & Other Services 0.0%
990,532	Sonda S.A. expiring 01/04/13* (Chile)	196,555

	Total Rights (cost $0)	196,555

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.1%

	Repurchase Agreement 4.1%
$66,940,476	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $67,195,000 of United States Treasury Notes 1.250% due 03/15/14; value: $68,280,602; repurchase proceeds: $66,940,513 (cost $66,940,476)	$66,940,476

	Total Short-Term Investments (cost $66,940,476)	66,940,476

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
	Total Investments (cost $1,300,321,117) 100.2%§	$1,628,268,809
	Liabilities less Other Assets (0.2%)	(2,737,157)

	NET ASSETS 100.0%	$1,625,531,652

*Non-income producing.

**Common units.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 56.44%.

GDR Global Depositary Receipt.

NVDR Non-Voting Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	11.7
Chile	3.1
China	4.0
Colombia	1.2
Egypt	0.3
India	16.7
Indonesia	8.4
Malaysia	4.0
Mexico	3.0
Nigeria	0.6
Peru	2.3
Philippines	6.8
Poland	2.6
Russia	4.6
South Africa	6.9
Taiwan	9.7
Thailand	8.2
Turkey	5.9

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 93.1%

	Advertising 0.1%
110,600	Scan Group Ltd. (Kenya)	$86,808

	Air Freight & Logistics 0.3%
935,242	Aramex PJSC (United Arab Emirates)	512,533

	Apparel Retail 1.7%
169,266	Mr Price Group Ltd. (South Africa)	2,805,270

	Auto Parts & Equipment 0.1%
462,773	PT Astra Otoparts Tbk (Indonesia)	178,272

	Automobile Manufacturers 0.1%
8,562	Kolao Holdings (Korea)	147,809

	Brewers 13.0%
6,289	Brasseries Maroc (Morocco)	1,528,948
393,773	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,613,963
712,227	Delta Corp. Ltd. (Zimbabwe)	712,227
2,030,208	East African Breweries Ltd. (Kenya)	6,255,873
3,581	Guinness Anchor Berhad (Malaysia)	19,439
72,051	Guinness Ghana Breweries Ltd. (Ghana)	99,120
1,876,971	Guinness Nigeria plc (Nigeria)	3,305,585
681,609	Lion Brewery Ceylon plc (Sri Lanka)	1,453,847
5,600	Namibia Breweries Ltd. (Namibia)	8,350
6,470,949	Nigerian Breweries plc (Nigeria)	6,091,768
6,852	Union de Cervecerias Peruanas Backus y Johnston SAA (Peru)	42,817

		21,131,937

	Casinos & Gaming 2.9%
7,737,942	NagaCorp Ltd. (Cambodia)	4,727,462

	Coal & Consumable Fuels 0.9%
345,660	PT Indo Tambangraya Megah Tbk (Indonesia)	1,496,387

	Commodity Chemicals 0.3%
40,700	Berger Paints Bangladesh Ltd. (Bangladesh)	272,439
27,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	160,459

		432,898

	Construction Materials 4.4%
637,860	Bamburi Cement Co. Ltd. (Kenya)	1,390,683
8,720,950	Lafarge Republic, Inc. (Philippines)	2,484,873
1,019,100	Lucky Cement Ltd. (Pakistan)	1,588,330
1,042,500	PT Semen Gresik (Persero) Tbk (Indonesia)	1,722,022

		7,185,908

	Distillers & Vintners 0.9%
120,984	Distell Group Ltd. (South Africa)	1,514,328

	Diversified Banks 8.5%
7,056,200	Barclays Bank of Kenya Ltd. (Kenya)	1,308,383
447,846	BBVA Banco Continental S.A. (Peru)	1,168,523
1,865,100	Commercial Bank of Ceylon plc (Sri Lanka)	1,509,405
112,710	Commercial International Bank S.A.E (Egypt)	611,399
3,481,200	Equity Bank Ltd. (Kenya)	961,378
173,175	Guaranty Trust Bank plc GDR (Nigeria)	1,246,860
1,930,095	Kenya Commercial Bank Ltd. (Kenya)	678,900
876,350	MCB Bank Ltd. (Pakistan)	1,892,845
1,421,825	National Bank of Ras Al-Khaimah (United Arab Emirates)	1,598,597
341,500	PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	247,674

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
21,074,400	Zenith Bank plc (Nigeria)	$2,631,769

		13,855,733

	Food Retail 5.5%
960,612	CP ALL Public Co. Ltd. (Thailand)	1,444,529
874,146	Philippine Seven Corp. (Philippines)	1,969,782
227,049	Shoprite Holdings Ltd. (South Africa)	5,508,008

		8,922,319

	Footwear 2.0%
49,400	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	334,391
530,540	Forus S.A. (Chile)	2,992,079

		3,326,470

	General Merchandise Stores 0.5%
163,076	Aeon Co. M Berhad (Malaysia)	752,987

	Household Appliances 0.1%
50,250	Singer Bangladesh Ltd. (Bangladesh)	102,736

	Household Products 2.9%
6,769	PT Unilever Indonesia Tbk (Indonesia)	14,675
44,770	Unilever Ghana Ltd. (Ghana)	200,284
14,664,557	Unilever Nigeria plc (Nigeria)	4,424,486

		4,639,445

	Hypermarkets & Super Centers 1.0%
6,000	Almacenes Exito S.A. (Colombia)	120,544
19,785	PriceSmart, Inc.	1,524,434

		1,644,978

	Industrial Conglomerates 0.5%
1,132,751	Innscor Africa Ltd. (Zimbabwe)	792,926

	Industrial Gases 0.3%
71,000	Linde Bangladesh Ltd. (Bangladesh)	485,230

	Integrated Oil & Gas 2.2%
1,152,490	Ecopetrol S.A. (Colombia)	3,561,175

	Marine Ports & Services 0.7%
630,000	International Container Terminal Services, Inc. (Philippines)	1,138,151

	Metal & Glass Containers 0.9%
410,100	Nampak Ltd. (South Africa)	1,545,741

	Oil & Gas Exploration & Production 1.4%
299,410	Pakistan Oilfields Ltd. (Pakistan)	1,360,886
89,256	Zhaikmunai L.P. GDR (Kazakhstan)	955,039

		2,315,925

	Oil & Gas Refining & Marketing 1.6%
1,600,840	Chevron Lubricants Lanka plc (Sri Lanka)	2,532,261

	Packaged Foods & Meats 20.3%
2,341,820	Agthia Group PJSC (United Arab Emirates)	1,396,293
1,125,733	Alicorp S.A. (Peru)	3,660,562
20,364,216	Cadbury Nigeria plc* (Nigeria)	3,729,853
6,701	Centrale Laitiere (Morocco)	1,099,263
224,349	FAN Milk Ltd. (Ghana)	418,188
1,043,300	Grupo Herdez S.A.B. de C.V. (Mexico)	3,207,472
2,871,731	Juhayna Food Industries (Egypt)	3,558,057
1,053	Ledo dd* (Croatia)	1,398,638
143,277	Nestlé Lanka plc (Sri Lanka)	1,739,071
1,417,371	Nestlé Nigeria plc (Nigeria)	6,353,889
6,776	Nestlé Pakistan Ltd. (Pakistan)	331,115
4,242,500	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	3,441,763

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
41,537	Tiger Brands Ltd. (South Africa)	$1,601,723
102,308	Universal Robina Corp. (Philippines)	209,038
142,500	Viet Nam Dairy Products JSC (Vietnam)	601,727
29,000	Vinacafe Bien Hoa JSC (Vietnam)	222,649

		32,969,301

	Personal Products 0.9%
23,552	Colgate-Palmolive Pakistan Ltd. (Pakistan)	363,438
41,100	Marico Bangladesh Ltd. (Bangladesh)	194,725
8,166	Unilever Pakistan Ltd. (Pakistan)	860,074

		1,418,237

	Pharmaceuticals 2.6%
342,535	Abbott Laboratories Pakistan Ltd. (Pakistan)	806,960
60,240	DHG Pharmaceutical JSC (Vietnam)	211,204
95,800	Egyptian International Pharmaceutical Industrial Co. (Egypt)	602,516
3,013,512	GlaxoSmithKline Consumer Nigeria plc* (Nigeria)	866,517
15,380,280	PT Kalbe Farma Tbk (Indonesia)	1,694,957

		4,182,154

	Publishing 0.4%
251,335	Nation Media Group Ltd. (Kenya)	648,795

	Restaurants 2.3%
598,735	Kuwait Foods Americana (Kuwait)	3,710,381
50,485	PT Fastfood Indonesia Tbk (Indonesia)	62,861

		3,773,242

	Soft Drinks 3.1%
87,760	Coca-Cola Icecek A.S. (Turkey)	1,828,970
20,695,773	Pepsi-Cola Products Philippines, Inc.* (Philippines)	3,286,123

		5,115,093

	Specialized Finance 2.7%
70,577,365	Bolsa de Valores de Colombia (Colombia)	1,186,275
1,277,800	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	3,222,599

		4,408,874

	Tobacco 5.5%
195,500	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	2,107,765
760,703	British American Tobacco Kenya Ltd. (Kenya)	4,290,011
391,621	Ceylon Tobacco Co. plc (Sri Lanka)	2,545,383

		8,943,159

	Wireless Telecommunication Services 2.5%
37,898	MTN Group Ltd. (South Africa)	797,704
57,490,900	Safaricom Ltd. (Kenya)	3,342,494

		4,140,198

	Total Common Stocks (cost $136,257,350)	151,434,742

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.7%

	Repurchase Agreement 4.7%
$7,722,422	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $7,755,000 of United States Treasury Notes 1.250% due 3/15/14; value: $7,880,290; repurchase proceeds: $7,722,427 (cost $7,722,422)	$7,722,422

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
	Total Short-Term Investments (cost $7,722,422)	$7,722,422

	Total Investments (cost $143,979,772) 97.8%§	159,157,164
	Other Assets less Liabilities 2.2%	3,539,649

	NET ASSETS 100.0%	$162,696,813

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 34.79%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	2.3
Cambodia	3.1
Chile	2.0
Colombia	3.2
Croatia	0.9
Egypt	3.3
Ghana	0.5
Indonesia	5.8
Kazakhstan	0.6
Kenya	12.5
Korea	0.1
Kuwait	2.5
Malaysia	1.6
Mexico	4.2
Morocco	1.7
Namibia	<0.1
Nigeria	18.9
Pakistan	4.8
Peru	3.2
Philippines	6.0
South Africa	9.1
Sri Lanka	6.5
Thailand	1.0
Turkey	1.2
United Arab Emirates	2.3
United States	1.0
Vietnam	0.7
Zimbabwe	1.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 98.0%

	Advertising 1.6%
138,619	REA Group Ltd. (Australia)	$2,598,601

	Apparel Retail 0.9%
87,240	Mr Price Group Ltd. (South Africa)	1,445,841

	Apparel, Accessories & Luxury Goods 1.9%
42,300	Gerry Weber International AG (Germany)	2,048,836
42,300	Salvatore Ferragamo Italia S.p.A. (Italy)	936,429

		2,985,265

	Application Software 1.4%
23,410	Ultimate Software Group, Inc.*	2,210,138

	Asset Management & Custody Banks 5.1%
467,400	Aberdeen Asset Management plc (United Kingdom)	2,812,539
13,902	Affiliated Managers Group, Inc.*	1,809,345
135,880	CETIP S.A. – Mercados Organizados (Brazil)	1,684,978
7,996	Partners Group Holding AG (Switzerland)	1,848,512

		8,155,374

	Automotive Retail 0.5%
22,275	Monro Muffler Brake, Inc.	778,957

	Biotechnology 1.6%
416,601	Abcam plc (United Kingdom)	2,623,837

	Casinos & Gaming 1.0%
2,596,800	NagaCorp Ltd. (Cambodia)	1,586,504

	Coal & Consumable Fuels 0.5%
504,500	PT Tambang Batubara Bukit Asam (Persero) Tbk (Indonesia)	795,364

	Commercial Printing 1.0%
118,516	InnerWorkings, Inc.*	1,633,150

	Commodity Chemicals 1.3%
395,600	Castrol India Ltd. (India)	2,175,483

	Construction Materials 2.1%
641,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	1,497,404
1,137,000	PT Semen Gresik (Persero) Tbk (Indonesia)	1,878,119

		3,375,523

	Consumer Finance 3.2%
74,840	DFC Global Corp.*	1,385,288
26,150	First Cash Financial Services, Inc.*	1,297,563
120,002	Mahindra & Mahindra Financial Services Ltd. (India)	2,394,956

		5,077,807

	Data Processing & Outsourced Services 3.1%
25,600	Syntel, Inc.	1,371,904
145,491	Wirecard AG (Germany)	3,591,800

		4,963,704

	Department Stores 0.7%
1,700,000	PT Mitra Adiperkasa Tbk (Indonesia)	1,174,934

	Distributors 0.9%
71,938	LKQ Corp.*	1,517,892

	Diversified Banks 4.1%
310,800	IndusInd Bank Ltd. (India)	2,403,863
473,835	Security Bank Corp. (Philippines)	1,804,534

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
279,497	Yes Bank Ltd. (India)	$2,373,541

		6,581,938

	Diversified Support Services 2.9%
85,562	Copart, Inc.*	2,524,079
20,488	Portfolio Recovery Associates, Inc.*	2,189,348

		4,713,427

	Drug Retail 1.2%
258,500	Clicks Group Ltd. (South Africa)	1,991,950

	Electrical Components & Equipment 1.1%
38,904	Polypore International, Inc.*	1,809,036

	Electronic Equipment & Instruments 1.3%
88,268	Oxford Instruments plc (United Kingdom)	2,063,110

	Environmental & Facilities Services 0.9%
55,555	Tetra Tech, Inc.*	1,469,430

	Footwear 0.7%
66,170	Bata India Ltd. (India)	1,054,785

	General Merchandise Stores 0.7%
28,104	Dollar Tree, Inc.*	1,139,898

	Gold 1.6%
104,030	Koza Altin Isletmeleri A.S. (Turkey)	2,516,732

	Health Care Equipment 2.4%
79,000	AtriCure, Inc.*	545,100
216,708	Elekta AB, Class B (Sweden)	3,379,007

		3,924,107

	Health Care Facilities 1.5%
587,735	Life Healthcare Group Holdings Ltd. (South Africa)	2,361,972

	Health Care Services 3.1%
23,160	Catamaran Corp.* (Canada)	1,091,068
23,752	CorVel Corp.*	1,064,802
40,450	IPC The Hospitalist Co., Inc.*	1,606,269
14,900	MEDNAX, Inc.*	1,184,848

		4,946,987

	Health Care Technology 1.7%
22,500	athenahealth, Inc.*	1,652,625
22,410	Computer Programs and Systems, Inc.	1,128,119

		2,780,744

	Home Improvement Retail 1.5%
28,500,000	PT Ace Hardware Indonesia Tbk (Indonesia)	2,437,730

	Hypermarkets & Super Centers 1.0%
21,000	PriceSmart, Inc.	1,618,050

	Industrial Machinery 5.3%
32,370	Andritz AG (Austria)	2,080,057
31,170	Graco, Inc.	1,604,943
39,255	IDEX Corp.	1,826,535
72,855	Rotork plc (United Kingdom)	3,041,221

		8,552,756

	Internet Retail 1.8%
99,080	MakeMyTrip Ltd.* (India)	1,232,555
101,731	Yoox S.p.A.* (Italy)	1,611,291

		2,843,846

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Internet Software & Services 2.6%
46,365	Akamai Technologies, Inc.*	$1,896,792
121,768	Envestnet, Inc.*	1,698,664
20,415	Vistaprint N.V.*	670,837

		4,266,293

	Leisure Facilities 1.2%
40,380	Life Time Fitness, Inc.*	1,987,100

	Life & Health Insurance 1.1%
236,465	Discovery Holdings Ltd. (South Africa)	1,744,161

	Life Sciences Tools & Services 2.2%
41,835	Covance, Inc.*	2,416,808
15,490	Techne Corp.	1,058,587

		3,475,395

	Marine Ports & Services 2.3%
1,220,507	International Container Terminal Services, Inc. (Philippines)	2,204,955
110,400	Santos Brasil Participacoes S.A.** (Brazil)	1,574,447

		3,779,402

	Oil & Gas Equipment & Services 2.0%
6,900	Core Laboratories N.V.	754,239
28,950	ShawCor Ltd., Class A (Canada)	1,134,775
38,700	TGS-NOPEC Geophysical Co. ASA (Norway)	1,278,094

		3,167,108

	Oil & Gas Exploration & Production 3.9%
486,000	Afren plc* (Nigeria)	1,054,615
100,000	Coastal Energy Co.* (Thailand)	2,006,635
202,252	Gran Tierra Energy, Inc.* (Colombia)	1,114,408
96,700	Premier Oil plc* (United Kingdom)	535,088
144,133	Zhaikmunai L.P. GDR (Kazakhstan)	1,542,223

		6,252,969

	Packaged Foods & Meats 1.5%
33,629	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,372,994

	Real Estate Operating Companies 1.5%
83,500	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	2,455,043

	Regional Banks 0.7%
15,265	Signature Bank*	1,089,005

	Research & Consulting Services 1.0%
17,504	IHS, Inc., Class A*	1,680,384

	Semiconductors 3.3%
28,534	Hittite Microwave Corp.*	1,771,961
43,000	Microchip Technology, Inc.	1,401,370
65,700	Power Integrations, Inc.	2,208,177

		5,381,508

	Specialty Stores 2.5%
6,169	Five Below, Inc.*	197,655
34,618	Hibbett Sports, Inc.*	1,824,369
2,432,000	Sa Sa International Holdings Ltd. (Hong Kong)	2,019,469

		4,041,493

	Systems Software 1.8%
29,201	Sourcefire, Inc.*	1,378,871
75,100	Totvs S.A. (Brazil)	1,481,460

		2,860,331

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 1.1%
339,030	LIC Housing Finance Ltd. (India)	$1,812,945

	Trading Companies & Distributors 4.8%
162,179	MonotaRO Co. Ltd. (Japan)	5,225,104
33,870	MSC Industrial Direct Co., Inc., Class A	2,553,121

		7,778,225

	Trucking 3.5%
26,700	J.B. Hunt Transport Services, Inc.	1,594,257
150,940	Knight Transportation, Inc.	2,208,252
51,352	Old Dominion Freight Line, Inc.*	1,760,347

		5,562,856

	Wireless Telecommunication Services 1.4%
3,884,500	PT Tower Bersama Infrastructure Tbk* (Indonesia)	2,299,393

	Total Common Stocks (cost $109,924,541)	157,911,477

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	2,400

	Restaurants 0.0%
29,600	KFC Holdings Malaysia Berhad, expiring 9/14/15* (Malaysia)	9,680

	Total Warrants (cost $5,000)	12,080

	Total Investments (cost $109,929,541) 98.0%§	157,923,557
	Other Assets less Liabilities 2.0%	3,142,731

	NET ASSETS 100.0%	$161,066,288

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 47.00%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Global Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	1.6
Austria	1.3
Brazil	4.6
Cambodia	1.0
Canada	1.4
Colombia	0.7
Germany	3.6
Hong Kong	1.3
India	10.0
Indonesia	6.4
Italy	1.6
Japan	3.3
Kazakhstan	1.0

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

COUNTRY	%
Malaysia	<0.1
Nigeria	0.7
Norway	0.8
Philippines	2.5
South Africa	4.8
Sweden	2.1
Switzerland	1.2
Thailand	1.3
Turkey	1.6
United Kingdom	7.0
United States	40.2

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 94.7%

	Aerospace & Defense 1.9%
15,030	TransDigm Group, Inc.	$2,049,491

	Air Freight & Logistics 3.7%
25,563	CH Robinson Worldwide, Inc.	1,616,093
61,612	Expeditors International of Washington, Inc.	2,436,754

		4,052,847

	Apparel Retail 3.5%
48,458	Ross Stores, Inc.	2,624,001
31,343	Urban Outfitters, Inc.*	1,233,660

		3,857,661

	Application Software 2.5%
40,070	ANSYS, Inc.*	2,698,314

	Asset Management & Custody Banks 5.7%
109,054	CETIP S.A. – Mercados Organizados (Brazil)	1,352,323
95,798	SEI Investments Co.	2,235,925
40,174	T. Rowe Price Group, Inc.	2,616,533

		6,204,781

	Automobile Manufacturers 1.5%
47,799	Tesla Motors, Inc.*	1,618,952

	Automotive Retail 0.8%
10,016	O’Reilly Automotive, Inc.*	895,631

	Communications Equipment 3.1%
18,114	F5 Networks, Inc.*	1,759,775
80,874	Riverbed Technology, Inc.*	1,594,835

		3,354,610

	Computer Storage & Peripherals 0.6%
28,765	Fusion-io, Inc.*	659,581

	Data Processing & Outsourced Services 2.4%
18,089	Alliance Data Systems Corp.*	2,618,564

	Distributors 3.1%
162,853	LKQ Corp.*	3,436,198

	Diversified Support Services 3.5%
131,770	Copart, Inc.*	3,887,215

	Electrical Components & Equipment 2.9%
68,339	Polypore International, Inc.*	3,177,764

	Electronic Components 3.8%
64,659	Amphenol Corp., Class A	4,183,437

	Electronic Manufacturing Services 1.4%
22,182	IPG Photonics Corp.	1,478,430

	Environmental & Facilities Services 1.2%
14,058	Stericycle, Inc.*	1,311,190

	Health Care Equipment 1.8%
53,062	St. Jude Medical, Inc.	1,917,661

	Health Care Services 2.5%
58,662	Catamaran Corp.* (Canada)	2,763,567

	Health Care Supplies 0.8%
31,155	Align Technology, Inc.*	864,551

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Industrial Machinery 2.1%
50,049	IDEX Corp.	$2,328,780

	IT Consulting & Other Services 5.4%
80,322	Cognizant Technology Solutions Corp., Class A*	5,947,844

	Leisure Facilities 1.1%
25,474	Life Time Fitness, Inc.*	1,253,576

	Life Sciences Tools & Services 2.2%
40,992	Covance, Inc.*	2,368,108

	Oil & Gas Equipment & Services 4.1%
25,594	CARBO Ceramics, Inc.	2,005,034
23,119	Core Laboratories N.V.	2,527,138

		4,532,172

	Oil & Gas Exploration & Production 3.3%
173,814	SandRidge Energy, Inc.*	1,103,719
136,526	Ultra Petroleum Corp.*	2,475,216

		3,578,935

	Personal Products 1.3%
44,099	Herbalife Ltd.	1,452,621

	Regional Banks 2.6%
40,344	Signature Bank*	2,878,141

	Research & Consulting Services 4.4%
49,849	IHS, Inc., Class A*	4,785,504

	Restaurants 2.8%
62,830	Tim Hortons, Inc. (Canada)	3,089,979

	Semiconductors 7.3%
38,309	Altera Corp.	1,319,362
36,326	Linear Technology Corp.	1,245,982
109,846	Microchip Technology, Inc.	3,579,881
44,645	Silicon Laboratories, Inc.*	1,866,607

		8,011,832

	Specialized Finance 3.5%
18,784	IntercontinentalExchange, Inc.*	2,325,647
405,779	Power Finance Corp. Ltd. (India)	1,526,430

		3,852,077

	Trading Companies & Distributors 5.3%
77,181	MSC Industrial Direct Co., Inc., Class A	5,817,904

	Trucking 2.0%
37,154	J.B. Hunt Transport Services, Inc.	2,218,465

	Wireless Telecommunication Services 0.6%
93,945	NII Holdings, Inc.*	669,828

	Total Common Stocks (cost $82,546,594)	103,816,211

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.3%

	Repurchase Agreement 5.3%
$5,796,416	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $5,820,000 of United States Treasury Notes 1.250% due 3/15/14; value: $5,914,028; repurchase proceeds: $5,796,419 (cost $5,796,416)	$5,796,416

	Total Short-Term Investments (cost $5,796,416)	5,796,416

	Total Investments (cost $88,343,010) 100.0%§	109,612,627
	Liabilities less Other Assets (<0.1%)	(38,085)

	NET ASSETS 100.0%	$109,574,542

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.39%. See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	1.3
Canada	5.6
India	1.5
United States	91.6

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 94.3%

	Advertising 1.5%
461,746	REA Group Ltd. (Australia)	$8,656,055

	Apparel Retail 1.7%
273,920	Cia. Hering (Brazil)	5,617,534
191,229	United Arrows Ltd. (Japan)	4,403,732

		10,021,266

	Apparel, Accessories & Luxury Goods 1.4%
381,313	Salvatore Ferragamo Italia S.p.A. (Italy)	8,441,432

	Application Software 1.6%
39,700	Aveva Group plc (United Kingdom)	1,424,649
383,362	Computer Modelling Group Ltd. (Canada)	8,216,827

		9,641,476

	Asset Management & Custody Banks 4.4%
2,067,774	Aberdeen Asset Management plc (United Kingdom)	12,442,649
1,302,884	ARA Asset Management Ltd. (Singapore)	1,742,373
442,175	CETIP S.A. – Mercados Organizados (Brazil)	5,483,186
27,404	Partners Group Holding AG (Switzerland)	6,335,244

		26,003,452

	Automotive Retail 1.0%
532,585	ARB Corp. Ltd. (Australia)	6,049,880

	Biotechnology 1.9%
1,746,653	Abcam plc (United Kingdom)	11,000,773

	Casinos & Gaming 1.6%
15,141,558	NagaCorp Ltd. (Cambodia)	9,250,669

	Coal & Consumable Fuels 1.4%
975,245	PT Indo Tambangraya Megah Tbk (Indonesia)	4,221,906
2,397,985	PT Tambang Batubara Bukit Asam (Persero) Tbk (Indonesia)	3,780,516

		8,002,422

	Construction & Engineering 0.7%
670,253	Kentz Corp. Ltd. (United Kingdom)	4,267,421

	Construction Materials 2.2%
2,946,071	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	6,882,151
3,736,935	PT Semen Gresik (Persero) Tbk (Indonesia)	6,172,741

		13,054,892

	Consumer Finance 1.9%
547,600	Mahindra & Mahindra Financial Services Ltd. (India)	10,928,800

	Data Processing & Outsourced Services 2.4%
572,191	Wirecard AG (Germany)	14,125,932

	Department Stores 1.1%
170,500	Lojas Renner S.A. (Brazil)	6,640,965

	Diversified Banks 2.3%
2,019,000	Metropolitan Bank & Trust (Philippines)	5,026,778
3,000,000	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	1,634,241
1,849,803	Security Bank Corp. (Philippines)	7,044,717

		13,705,736

	Drug Retail 1.4%
82,736	Cosmos Pharmaceutical Corp. (Japan)	8,222,217

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Electronic Equipment & Instruments 4.0%
722,915	Halma plc (United Kingdom)	$5,439,827
571,651	Oxford Instruments plc (United Kingdom)	13,361,341
128,716	Renishaw plc (United Kingdom)	4,370,111

		23,171,279

	Fertilizers & Agricultural Chemicals 0.5%
220,169	Phosagro OAO GDR (Russia)	2,994,298

	Food Retail 0.9%
102,270	BIM Birlesik Magazalar A.S. (Turkey)	5,014,774

	Gold 2.0%
383,800	Alamos Gold, Inc. (Canada)	6,732,995
218,145	Koza Altin Isletmeleri A.S. (Turkey)	5,277,445

		12,010,440

	Health Care Equipment 3.4%
67,100	DiaSorin S.p.A. (Italy)	2,688,211
1,109,307	Elekta AB, Class B (Sweden)	17,296,807

		19,985,018

	Health Care Technology 2.5%
585,696	EMIS Group plc (United Kingdom)	8,705,619
3,770	M3, Inc. (Japan)	6,017,209

		14,722,828

	Hypermarkets & Super Centers 3.2%
806,760	Big C Supercenter Public Co. Ltd. (Thailand)	5,459,278
79,802	PriceSmart, Inc.	6,148,744
476,200	Siam Makro Public Co. Ltd. (Thailand)	6,942,962

		18,550,984

	Industrial Machinery 4.9%
100,672	Andritz AG (Austria)	6,469,060
173,163	NORMA Group AG (Germany)	4,804,003
412,072	Rotork plc (United Kingdom)	17,201,318

		28,474,381

	Internet Retail 4.0%
209,422	ASOS plc* (United Kingdom)	9,237,228
173,101	Start Today Co. Ltd. (Japan)	1,602,436
1,192,387	Webjet Ltd. (Australia)	5,441,508
432,001	Yoox S.p.A.* (Italy)	6,842,352

		23,123,524

	Internet Software & Services 2.5%
1,176,490	carsales.com Ltd. (Australia)	9,053,831
165,676	Kakaku.com, Inc. (Japan)	5,469,490

		14,523,321

	Leisure Products 1.1%
1,401,040	Merida Industry Co. Ltd. (Taiwan)	6,291,269

	Life & Health Insurance 1.0%
787,825	Discovery Holdings Ltd. (South Africa)	5,810,981

	Marine Ports & Services 1.5%
4,968,822	International Container Terminal Services, Inc. (Philippines)	8,976,621

	Multi-Sector Holdings 2.6%
13,627,080	First Pacific Co. Ltd. (Hong Kong)	15,101,630

	Office REITs 1.0%
201,800	Brookfield Canada Office Properties (Canada)	5,938,158

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Oil & Gas Drilling 1.0%
154,920	Eurasia Drilling Co. Ltd. GDR (Russia)	$5,614,582

	Oil & Gas Equipment & Services 3.3%
50,819	Core Laboratories N.V.	5,555,025
136,740	ShawCor Ltd., Class A (Canada)	5,359,900
249,904	TGS-NOPEC Geophysical Co. ASA (Norway)	8,253,255

		19,168,180

	Oil & Gas Exploration & Production 3.5%
1,782,000	Afren plc* (Nigeria)	3,866,920
215,923	Coastal Energy Co.* (Thailand)	4,332,787
717,942	Gran Tierra Energy, Inc.* (Colombia)	3,955,861
668,396	Premier Oil plc* (United Kingdom)	3,698,556
409,337	Zhaikmunai L.P. GDR (Kazakhstan)	4,379,906

		20,234,030

	Packaged Foods & Meats 2.9%
2,220,680	Super Group Ltd. (Singapore)	5,890,060
10,574,652	Vitasoy International Holdings Ltd. (Hong Kong)	10,879,974

		16,770,034

	Personal Products 1.3%
575,570	Godrej Consumer Products Ltd. (India)	7,616,139

	Pharmaceuticals 1.6%
461,000	Glenmark Pharmaceuticals Ltd. (India)	4,479,934
45,997,700	PT Kalbe Farma Tbk (Indonesia)	5,069,096

		9,549,030

	Publishing 1.2%
309,251	Rightmove plc (United Kingdom)	7,270,378

	Real Estate Operating Companies 1.3%
250,000	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	7,350,427

	Research & Consulting Services 0.8%
389,714	ALS Ltd. (Australia)	4,445,609

	Restaurants 1.4%
691,100	Domino’s Pizza Group plc (United Kingdom)	5,641,674
237,611	Toridoll.corp (Japan)	2,528,169

		8,169,843

	Soft Drinks 1.7%
486,904	Coca-Cola Icecek A.S. (Turkey)	10,147,364

	Specialized Finance 0.4%
273,400	Oslo Bors VPS Holding ASA (Norway)	2,115,281

	Specialty Chemicals 0.5%
105,400	Victrex plc (United Kingdom)	2,809,110

	Specialty Stores 3.6%
3,448,154	L’Occitane International S.A. (Luxembourg)	11,033,513
12,251,586	Sa Sa International Holdings Ltd. (Hong Kong)	10,173,396

		21,206,909

	Thrifts & Mortgage Finance 2.5%
1,383,955	Gruh Finance Ltd. (India)	5,961,186
1,594,833	LIC Housing Finance Ltd. (India)	8,528,284

		14,489,470

	Trading Companies & Distributors 3.7%
531,657	MonotaRO Co. Ltd. (Japan)	17,128,995

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
475,926	Seven Group Holdings Ltd. (Australia)	$4,244,826

		21,373,821

	Total Common Stocks (cost $434,140,867)	551,033,101

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.4%

	Repurchase Agreement 5.4%
$31,423,129	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $31,545,000 of United States Treasury Notes 1.250% due 3/15/14; value: $32,054,641; repurchase proceeds: $31,423,147 (cost $31,423,129)	$31,423,129

	Total Short-Term Investments (cost $31,423,129)	31,423,129

	Total Investments (cost $465,563,996) 99.7%§	582,456,230
	Other Assets less Liabilities 0.3%	2,045,596

	NET ASSETS 100.0%	$584,501,826

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 69.97%.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	6.9
Austria	1.2
Brazil	4.6
Cambodia	1.7
Canada	4.8
Colombia	0.7
Germany	3.4
Hong Kong	6.6
India	6.8
Indonesia	5.0
Italy	3.3
Japan	8.2
Kazakhstan	0.8
Luxembourg	2.0
Nigeria	0.7
Norway	1.9
Philippines	3.8
Russia	1.6
Singapore	1.4
South Africa	1.1
Sweden	3.1
Switzerland	1.1
Taiwan	1.1

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

COUNTRY	%
Thailand	3.0
Turkey	3.7
United Kingdom	19.4
United States	2.1

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Apparel Retail 3.1%
2,247,700	Giordano International Ltd. (Hong Kong)	$2,179,141
6,879,490	Padini Holdings Berhad (Malaysia)	4,192,415

		6,371,556

	Apparel, Accessories & Luxury Goods 3.4%
36,908	Gerry Weber International AG (Germany)	1,787,670
36,300	Page Industries Ltd. (India)	2,266,042
163,206	Ted Baker plc (United Kingdom)	2,932,160

		6,985,872

	Application Software 2.8%
163,000	Computer Modelling Group Ltd. (Canada)	3,493,677
1,539,295	Technology One Ltd. (Australia)	2,416,739

		5,910,416

	Auto Parts & Equipment 1.0%
69,407	WABCO India Ltd. (India)	2,121,860

	Biotechnology 1.9%
614,468	Abcam plc (United Kingdom)	3,870,044

	Brewers 2.0%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,485,682
102,990	Olvi Oyj, Class A (Finland)	2,671,255

		4,156,937

	Building Products 1.8%
1,069,151	Dynasty Ceramic Public Co. Ltd. (Thailand)	1,590,270
12,743,000	PT Arwana Citramulia Tbk (Indonesia)	2,173,273

		3,763,543

	Coal & Consumable Fuels 0.5%
3,842,115	PT Resource Alam Indonesia Tbk (Indonesia)	991,561

	Commodity Chemicals 2.9%
1,224,627	Berger Paints India Ltd. (India)	3,590,830
130,700	Tikkurila Oyj (Finland)	2,552,831

		6,143,661

	Construction & Engineering 0.9%
163,000	Kentz Corp. Ltd. (United Kingdom)	1,037,801
144,478	Lycopodium Ltd. (Australia)	880,831

		1,918,632

	Construction & Farm Machinery & Heavy Trucks 1.1%
41,645	Eicher Motors Ltd. (India)	2,204,243

	Construction Materials 0.8%
6,997,973	Diamond Building Products Public Co. Ltd. (Thailand)	1,681,435

	Data Processing & Outsourced Services 2.8%
80,000	GMO Payment Gateway, Inc. (Japan)	1,215,513
183,361	Wirecard AG (Germany)	4,526,714

		5,742,227

	Department Stores 0.8%
599,057	Parkson Retail Asia Ltd. (Malaysia)	648,056
1,413,100	PT Mitra Adiperkasa Tbk (Indonesia)	976,647

		1,624,703

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Diversified Banks 1.4%
4,170,000	EastWest Banking Corp.* (Philippines)	$2,946,510

	Diversified Metals & Mining 0.6%
702,700	Imdex Ltd. (Australia)	1,258,971

	Diversified Support Services 0.5%
256,000	Vicom Ltd. (Singapore)	1,027,639

	Drug Retail 1.8%
37,353	Cosmos Pharmaceutical Corp. (Japan)	3,712,102

	Electrical Components & Equipment 1.3%
648,140	Amara Raja Batteries Ltd. (India)	2,799,766

	Electronic Equipment & Instruments 1.6%
144,245	Oxford Instruments plc (United Kingdom)	3,371,474

	Environmental & Facilities Services 0.6%
371,755	RPS Group plc (United Kingdom)	1,285,243

	Food Retail 5.0%
2,712,000	Convenience Retail Asia Ltd. (Hong Kong)	1,931,432
1,870,822	Philippine Seven Corp. (Philippines)	4,215,671
3,230,000	PT Sumber Alfaria Trijaya Tbk (Indonesia)	1,759,533
75,942	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	2,594,806

		10,501,442

	Footwear 1.0%
125,520	Bata India Ltd. (India)	2,000,855

	General Merchandise Stores 0.4%
55,572	Seria Co. Ltd. (Japan)	883,753

	Gold 1.6%
139,704	Koza Altin Isletmeleri A.S. (Turkey)	3,379,771

	Health Care Facilities 2.5%
1,719,730	KPJ Healthcare Berhad (Malaysia)	3,234,903
958,205	Raffles Medical Group Ltd. (Singapore)	2,063,170

		5,298,073

	Health Care Supplies 1.4%
19,706	Sartorius Stedim Biotech (France)	1,917,556
67,200	St. Shine Optical Co. Ltd. (Taiwan)	1,027,799

		2,945,355

	Home Improvement Retail 1.2%
139,513	Cashbuild Ltd. (South Africa)	2,534,356

	Hypermarkets & Super Centers 1.1%
2,822,900	Puregold Price Club, Inc. (Philippines)	2,268,632

	Industrial Machinery 2.9%
61,700	FAG Bearings India Ltd. (India)	1,928,864
735,200	Howden Africa Holdings Ltd. (South Africa)	2,510,650
132,047	SKF India Ltd. (India)	1,545,713

		5,985,227

	Internet Retail 1.7%
529,300	Webjet Ltd. (Australia)	2,415,483
68,969	Yoox S.p.A.* (Italy)	1,092,382

		3,507,865

	Internet Software & Services 0.9%
59,555	Kakaku.com, Inc. (Japan)	1,966,099

	IT Consulting & Other Services 2.4%
612,325	EOH Holdings Ltd. (South Africa)	2,733,884

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
15,625,000	PT Astra Graphia Tbk (Indonesia)	$2,200,982

		4,934,866

	Marine Ports & Services 0.7%
346,100	Veripos, Inc.* (Norway)	1,370,015

	Metal & Glass Containers 0.9%
119,158	Winpak Ltd. (Canada)	1,766,945

	Office Services & Supplies 1.0%
92,804	Adel Kalemcilik Ticaret ve Sanayi AS (Turkey)	2,142,976

	Oil & Gas Equipment & Services 0.4%
361,200	Electromagnetic GeoServices AS* (Norway)	861,744

	Oil & Gas Exploration & Production 2.1%
449,091	Afren plc* (Nigeria)	974,522
99,210	Coastal Energy Co.* (Thailand)	1,990,783
269,711	Gran Tierra Energy, Inc.* (Colombia)	1,486,108

		4,451,413

	Oil & Gas Refining & Marketing 1.4%
12,619	Hankook Shell Oil Co. Ltd. (Korea)	2,909,419

	Packaged Foods & Meats 15.2%
566,900	Clover Industries Ltd. (South Africa)	1,177,192
1,069,300	Grupo Herdez S.A.B. de C.V. (Mexico)	3,287,405
1,566,700	Oldtown Berhad (Malaysia)	1,167,425
1,253,000	Petra Foods Ltd. (Singapore)	3,534,735
183,660	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,657,516
4,799,000	PT Nippon Indosari Corpindo Tbk (Indonesia)	3,440,595
30,505,800	RFM Corp. (Philippines)	3,720,649
832,415	Standard Foods Corp. (Taiwan)	2,292,660
2,888,000	Super Group Ltd. (Singapore)	7,660,038
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	3,851,195

		31,789,410

	Photographic Products 0.5%
14,147,500	PT Modern Internasional Tbk* (Indonesia)	1,114,425

	Regional Banks 0.8%
345,400	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,573,850

	Research & Consulting Services 1.8%
85,500	Nihon M&A Center, Inc. (Japan)	2,853,116
424,596	Sporton International, Inc. (Taiwan)	964,236

		3,817,352

	Restaurants 5.5%
313,067	Domino’s Pizza Enterprises Ltd. (Australia)	3,431,663
450,900	Fairwood Holdings Ltd. (Hong Kong)	942,886
364,157	Famous Brands Ltd. (South Africa)	3,048,996
1,475,837	Spur Corp. Ltd. (South Africa)	3,969,223

		11,392,768

	Soft Drinks 2.5%
33,427,532	Pepsi-Cola Products Philippines, Inc.* (Philippines)	5,307,702

	Specialty Chemicals 1.3%
673,719	DuluxGroup Ltd. (Australia)	2,671,661

	Tires & Rubber 0.7%
199,183	Goodyear India Ltd. (India)	1,347,823

	Tobacco 0.8%
26,488	Godfrey Phillips India Ltd. (India)	1,677,025

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Trading Companies & Distributors 4.8%
33,727	Indutrade AB (Sweden)	$1,021,692
215,420	MonotaRO Co. Ltd. (Japan)	6,940,430
2,507,500	PT Hexindo Adiperkasa Tbk (Indonesia)	2,124,636

		10,086,758

	Trucking 0.9%
113,766	Tegma Gestao Logistica (Brazil)	1,944,718

	Total Common Stocks (cost $149,428,587)	202,320,693

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.1%

	Repurchase Agreement 3.1%
$6,437,727	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $6,575,000 of United States Treasury Bills 0.000% due 11/14/13; value: $6,568,425; repurchase proceeds: $6,437,731 (cost $6,437,727)	$6,437,727

	Total Short-Term Investments (cost $6,437,727)	6,437,727

	Total Investments (cost $155,866,314) 100.1%§	208,758,420
	Liabilities less Other Assets (0.1%)	(157,211)

	NET ASSETS 100.0%	$208,601,209

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.70%. See Notes to Schedules of Investments.

At December 31, 2012, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	6.5
Brazil	1.0
Canada	2.6
Colombia	0.7
Finland	2.6
France	0.9
Germany	3.1
Hong Kong	4.4
India	10.6
Indonesia	7.3
Israel	1.3
Italy	0.5
Japan	8.7
Korea	1.4
Malaysia	5.3
Mexico	2.4
Nigeria	0.5
Norway	1.1
Philippines	9.1
Singapore	7.1

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

COUNTRY	%
South Africa	7.9
Sweden	0.5
Taiwan	2.1
Thailand	2.6
Turkey	3.6
United Kingdom	6.2

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 96.7%

	Aerospace & Defense 3.5%
188,751	L-3 Communications Holdings, Inc.	$14,462,102
235,000	Raytheon Co.	13,526,600
234,000	Rockwell Collins, Inc.	13,611,780

		41,600,482

	Agricultural Products 1.4%
612,368	Archer Daniels Midland Co.	16,772,759

	Asset Management & Custody Banks 3.2%
102,000	BlackRock, Inc.	21,084,420
335,000	Northern Trust Corp.	16,803,600

		37,888,020

	Auto Parts & Equipment 1.6%
632,000	Johnson Controls, Inc.	19,402,400

	Automobile Manufacturers 1.5%
1,362,000	Ford Motor Co.	17,637,900

	Communications Equipment 1.6%
385,000	Harris Corp.	18,849,600

	Computer & Electronics Retail 0.6%
579,000	Best Buy Co., Inc.	6,861,150

	Computer Hardware 2.0%
18,029	Apple, Inc.	9,609,998
1,445,000	Dell, Inc.	14,637,850

		24,247,848

	Construction & Engineering 1.3%
264,203	Fluor Corp.	15,519,284

	Construction & Farm Machinery & Heavy Trucks 1.4%
193,295	Deere & Co.	16,704,554

	Department Stores 0.9%
281,000	Macy’s, Inc.	10,964,620

	Diversified Chemicals 0.8%
207,807	E.I. du Pont de Nemours and Co.	9,345,081

	Drug Retail 3.1%
452,000	CVS Caremark Corp.	21,854,200
394,000	Walgreen Co.	14,581,940

		36,436,140

	Electric Utilities 2.9%
280,666	Duke Energy Corp.	17,906,491
246,000	NextEra Energy, Inc.	17,020,740

		34,927,231

	Electrical Components & Equipment 1.5%
328,230	Emerson Electric Co.	17,383,061

	Environmental & Facilities Services 1.5%
543,000	Waste Management, Inc.	18,320,820

	Fertilizers & Agricultural Chemicals 0.4%
122,000	Potash Corp. of Saskatchewan, Inc. (Canada)	4,964,180

	Food Distributors 1.7%
631,000	Sysco Corp.	19,977,460

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Gold 1.3%
439,000	Barrick Gold Corp. (Canada)	$15,369,390

	Health Care Distributors 1.8%
220,798	McKesson Corp.	21,408,574

	Health Care Equipment 5.1%
210,285	C.R. Bard, Inc.	20,553,256
536,612	Medtronic, Inc.	22,011,824
277,000	Zimmer Holdings, Inc.	18,464,820

		61,029,900

	Home Improvement Retail 0.9%
302,000	Lowe’s Cos., Inc.	10,727,040

	Household Products 2.1%
60,255	Energizer Holdings, Inc.	4,819,195
234,000	Kimberly-Clark Corp.	19,756,620

		24,575,815

	Hypermarkets & Super Centers 1.8%
319,000	Wal-Mart Stores, Inc.	21,765,370

	Industrial Machinery 1.1%
158,000	Parker Hannifin Corp.	13,439,480

	Insurance Brokers 1.8%
613,000	Marsh & McLennan Cos., Inc.	21,130,110

	Integrated Oil & Gas 1.8%
147,000	Chevron Corp.	15,896,580
77,000	Occidental Petroleum Corp.	5,898,970

		21,795,550

	Integrated Telecommunication Services 1.6%
577,760	AT&T, Inc.	19,476,290

	Internet Software & Services 0.7%
165,000	eBay, Inc.*	8,418,300

	Investment Banking & Brokerage 1.6%
152,450	Goldman Sachs Group, Inc. (The)	19,446,522

	Life & Health Insurance 3.2%
635,350	MetLife, Inc.	20,928,429
831,610	Unum Group	17,314,120

		38,242,549

	Managed Health Care 1.5%
283,000	WellPoint, Inc.	17,240,360

	Multi-Line Insurance 1.9%
558,809	Loews Corp.	22,771,467

	Oil & Gas Drilling 2.8%
321,210	Ensco plc, Class A	19,041,329
305,000	Transocean Ltd. (Switzerland)	13,618,250

		32,659,579

	Oil & Gas Equipment & Services 2.8%
441,000	Halliburton Co.	15,298,290
258,596	National Oilwell Varco, Inc.	17,675,036

		32,973,326

	Oil & Gas Exploration & Production 5.2%
268,000	Anadarko Petroleum Corp.	19,915,080
344,000	ConocoPhillips	19,948,560

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
727,000	Marathon Oil Corp.	$22,289,820

		62,153,460

	Oil & Gas Storage & Transportation 2.5%
601,000	Spectra Energy Corp.	16,455,380
393,000	Williams Cos., Inc. (The)	12,866,820

		29,322,200

	Other Diversified Financial Services 2.4%
640,389	JPMorgan Chase & Co.	28,157,904

	Packaged Foods & Meats 1.6%
326,000	HJ Heinz Co.	18,803,680

	Pharmaceuticals 6.3%
225,000	Abbott Laboratories	14,737,500
105,000	Johnson & Johnson	7,360,500
491,000	Merck & Co., Inc.	20,101,540
718,000	Pfizer, Inc.	18,007,440
398,342	Teva Pharmaceutical Industries Ltd. ADR (Israel)	14,874,090

		75,081,070

	Property & Casualty Insurance 3.8%
519,000	Allstate Corp. (The)	20,848,230
337,735	Travelers Cos., Inc. (The)	24,256,128

		45,104,358

	Regional Banks 1.9%
377,000	PNC Financial Services Group, Inc.	21,982,870

	Semiconductors 2.0%
1,170,000	Intel Corp.	24,137,100

	Specialized REITs 1.5%
649,000	Weyerhaeuser Co.	18,055,180

	Steel 0.6%
177,000	Nucor Corp.	7,642,860

	Systems Software 2.7%
219,009	Check Point Software Technologies Ltd.* (Israel)	10,433,589
827,000	Microsoft Corp.	22,105,710

		32,539,299

	Water Utilities 1.5%
478,000	American Water Works Co., Inc.	17,748,140

	Total Common Stocks (cost $897,282,107)	1,151,000,333

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.3%

	Repurchase Agreement 3.3%
$39,684,991	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $39,840,000 of United States Treasury Notes 1.250% due 3/15/14; value: $40,483,655; repurchase proceeds: $39,685,013 (cost $39,684,991)	$39,684,991

	Total Short-Term Investments (cost $39,684,991)	39,684,991

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
	Total Investments (cost $936,967,098) 100.0%	$1,190,685,324
	Other Assets less Liabilities <0.1%	80,014

	NET ASSETS 100.0%	$1,190,765,338

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.8
Israel	2.2
Switzerland	1.2
United States	94.8

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 81.4%

	Advertising 1.9%
2,737,667	Interpublic Group of Cos., Inc. (The)‡	$30,169,090

	Airlines 2.1%
3,211,600	Southwest Airlines Co.	32,886,784

	Apparel Retail 1.0%
855,194	Chico’s FAS, Inc.‡	15,786,881

	Automobile Manufacturers 2.0%
1,071,500	General Motors Co.*	30,891,345

	Automotive Retail 0.9%
1,408,600	Pep Boys-Manny, Moe & Jack (The)	13,846,538

	Communications Equipment 3.6%
730,105	Acme Packet, Inc.* ‡	16,149,923
2,040,600	Cisco Systems, Inc.‡	40,097,790

		56,247,713

	Computer & Electronics Retail 0.8%
527,800	GameStop Corp., Class A‡	13,242,502

	Computer Hardware 3.4%
2,437,700	Dell, Inc.	24,693,901
2,802,981	Silicon Graphics International Corp.* ‡‡	28,674,496

		53,368,397

	Construction & Engineering 1.4%
1,013,488	Aegion Corp.*	22,489,299

	Data Processing & Outsourced Services 3.7%
2,019,049	Convergys Corp.	33,132,594
573,441	Global Payments, Inc.	25,976,877

		59,109,471

	Electrical Components & Equipment 0.9%
472,800	General Cable Corp.*	14,377,848

	Electronic Equipment & Instruments 0.6%
197,900	Itron, Inc.*	8,816,445

	Environmental & Facilities Services 1.3%
722,352	Republic Services, Inc.‡	21,186,584

	Fertilizers & Agricultural Chemicals 3.6%
1,000,400	Mosaic Co. (The)‡	56,652,652

	General Merchandise Stores 1.6%
435,300	Target Corp.‡	25,756,701

	Gold 1.7%
1,508,300	Yamana Gold, Inc. (Canada)	25,957,843

	Health Care Equipment 1.6%
352,900	Medtronic, Inc.‡	14,475,958
208,800	Stryker Corp.‡	11,446,416

		25,922,374

	Household Appliances 0.5%
456,900	iRobot Corp.*	8,562,306

	Hypermarkets & Super Centers 0.8%
187,900	Wal-Mart Stores, Inc.‡	12,820,417

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Insurance Brokers 1.3%
377,000	Aon plc	$20,961,200

	Integrated Telecommunication Services 0.7%
841,700	Telefonica S.A. ADR (Spain)	11,354,533

	Internet Software & Services 0.1%
67,892	WebMD Health Corp.*	973,571

	IT Consulting & Other Services 0.6%
786,453	Saic, Inc.	8,902,648

	Life & Health Insurance 3.4%
672,700	MetLife, Inc.	22,158,738
1,543,900	Unum Group‡	32,143,998

		54,302,736

	Multi-Line Insurance 3.8%
1,465,171	Loews Corp.‡	59,705,718

	Oil & Gas Drilling 12.1%
778,700	Ensco plc, Class A‡	46,161,336
454,362	Helmerich & Payne, Inc.	25,448,816
1,048,644	Noble Corp.‡	36,513,784
3,508,342	Patterson-UTI Energy, Inc.‡	65,360,411
398,175	Unit Corp.*	17,937,784

		191,422,131

	Oil & Gas Equipment & Services 2.2%
992,700	Halliburton Co.	34,436,763

	Oil & Gas Exploration & Production 8.5%
127,858	Anadarko Petroleum Corp.‡	9,501,128
417,500	ConocoPhillips	24,210,825
4,879,732	Denbury Resources, Inc.*	79,051,659
490,380	Energen Corp.‡	22,111,234

		134,874,846

	Other Diversified Financial Services 1.7%
667,200	Citigroup, Inc.	26,394,432

	Personal Products 1.4%
1,530,255	Avon Products, Inc.	21,974,462

	Pharmaceuticals 1.3%
330,800	Novartis AG ADR (Switzerland)	20,939,640

	Property & Casualty Insurance 2.8%
276,662	Allstate Corp. (The)‡	11,113,512
1,178,200	CNA Financial Corp.‡	33,001,382

		44,114,894

	Regional Banks 0.7%
768,200	Fifth Third Bancorp‡	11,668,958

	Research & Consulting Services 0.7%
939,500	Resources Connection, Inc.	11,217,630

	Semiconductor Equipment 0.5%
665,040	Applied Materials, Inc.	7,608,058

	Semiconductors 1.0%
761,053	Intel Corp.	15,700,523

	Steel 0.6%
621,400	Commercial Metals Co.	9,234,004

	Systems Software 2.8%
918,500	Microsoft Corp.‡	24,551,505

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
589,100	Oracle Corp.	$19,628,812

		44,180,317

	Trucking 0.9%
949,900	Knight Transportation, Inc.	13,897,037

	Wireless Telecommunication Services 0.9%
570,300	Vodafone Group plc ADR (United Kingdom)	14,365,857

	Total Common Stocks (cost $1,151,163,198)	1,286,321,148

Principal Amount		Value
	SHORT-TERM INVESTMENTS 19.4%

	Repurchase Agreement 19.4%
$306,846,391	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $308,010,000 of United States Treasury Notes 1.250% due 3/15/14; value: $312,986,210; repurchase proceeds: $306,846,561‡ (cost $306,846,391)	$306,846,391

	Total Short-Term Investments (cost $306,846,391)	306,846,391

	Total Investments (cost $1,458,009,589) 100.8%	1,593,167,539
	Liabilities less Other Assets (0.8%)	(12,136,819)

	NET ASSETS 100.0%	$1,581,030,720

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.2%

	Advertising 0.0%
740	Interpublic Group of Cos., expiring 1/19/13, exercise price $12	$7,400

	Apparel Retail 0.0%
3,386	Chico’s FAS, Inc., expiring 1/19/13, exercise price $17.5	423,250
5,165	Chico’s FAS, Inc., expiring 1/19/13, exercise price $19	103,300

		526,550

	Communications Equipment 0.1%
4,000	Acme Packet, Inc., expiring 1/19/13, exercise price $21	760,000

	Computer & Electronics Retail 0.0%
513	GameStop Corp., Class A, expiring 1/19/13, exercise price $24	82,080
1,885	GameStop Corp., Class A, expiring 1/19/13, exercise price $27	54,665
2,880	GameStop Corp., Class A, expiring 4/20/13, exercise price $27	383,040

		519,785

	Oil & Gas Drilling 0.1%
3,146	Ensco plc ADR, expiring 1/19/13, exercise price $57.50	638,638
2,864	Noble Corp., expiring 1/19/13, exercise price $39	25,776
2,069	Patterson-UTI Energy, Inc., expiring 1/19/13, exercise price $16	553,458

		1,217,872

	Total Call Options Written (premium $5,288,720)	3,031,607

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	SECURITIES SOLD SHORT 10.7%

	Aerospace & Defense 0.5%
112,213	Boeing Co. (The)	$8,456,372

	Automotive Retail 0.7%
300,000	CarMax, Inc.*	11,262,000

	Diversified Chemicals 0.9%
449,500	Dow Chemical Co. (The)	14,527,840

	Integrated Oil & Gas 1.0%
176,805	Exxon Mobil Corp.	15,302,473

	Integrated Telecommunication Services 1.3%
482,207	Verizon Communications, Inc.	20,865,097

	Oil & Gas Exploration & Production 0.9%
223,400	Range Resources Corp.	14,036,222

	Packaged Foods & Meats 0.8%
300,000	General Mills, Inc.	12,123,000

	Restaurants 1.1%
317,600	Starbucks Corp.	17,029,712

	Retail REITs 0.9%
296,905	Regency Centers Corp.	13,990,163

	Specialty Stores 0.9%
162,300	Tractor Supply Co.	14,340,828

	Systems Software 0.6%
136,728	CommVault Systems, Inc.*	9,531,309

	Tires & Rubber 1.1%
1,299,624	Goodyear Tire & Rubber Co. (The)*	17,947,807

	Total Securities Sold Short (proceeds $159,668,908)	169,412,823

*Non-income producing.

‡All or a portion of this security has been designated as collateral for short sales and call options written (see Notes 3, 4 and 5).

‡‡Affiliated company (see Note 7).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Long/Short Fund’s investments, excluding short-term investments, call options written and securities sold short, were in the following countries:

COUNTRY	%
Canada	2.0
Spain	0.9
Switzerland	1.6
United Kingdom	1.1
United States	94.4

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Air Freight & Logistics 0.2%
266,455	Goodpack Ltd. (Singapore)	$403,193

	Alternative Carriers 0.8%
397,604	inContact, Inc.*	2,059,589

	Apparel Retail 2.9%
167,159	Body Central Corp.*	1,664,904
128,785	rue21, Inc.*	3,656,206
131,171	Zumiez, Inc.*	2,546,029

		7,867,139

	Apparel, Accessories & Luxury Goods 0.6%
26,400	Page Industries Ltd. (India)	1,648,030

	Application Software 10.2%
56,448	Ellie Mae, Inc.*	1,566,432
257,970	Exa Corp.*	2,510,048
157,199	Interactive Intelligence Group, Inc.*	5,272,454
159,778	PROS Holdings, Inc.*	2,922,340
60,422	RealPage, Inc.*	1,303,302
333,506	Tangoe, Inc.*	3,958,716
85,793	Tyler Technologies, Inc.*	4,155,813
59,526	Ultimate Software Group, Inc.*	5,619,850

		27,308,955

	Asset Management & Custody Banks 2.3%
26,773	Diamond Hill Investment Group, Inc.	1,816,816
35,246	Virtus Investment Partners, Inc.*	4,262,651

		6,079,467

	Automotive Retail 1.5%
116,260	Monro Muffler Brake, Inc.	4,065,612

	Biotechnology 2.5%
496,548	Abcam plc (United Kingdom)	3,127,360
258,770	Exact Sciences Corp.*	2,740,374
586,284	NeurogesX, Inc.*	137,777
130,519	Sangamo Biosciences, Inc.*	784,419

		6,789,930

	Commercial Printing 2.0%
394,596	InnerWorkings, Inc.*	5,437,533

	Computer Storage & Peripherals 0.5%
290,211	Intevac, Inc.*	1,326,264

	Consumer Electronics 0.4%
137,391	Skullcandy, Inc.*	1,070,276

	Consumer Finance 3.3%
320,494	DFC Global Corp.*	5,932,344
169,972	Regional Management Corp.*	2,813,037

		8,745,381

	Data Processing & Outsourced Services 4.5%
134,610	eClerx Services Ltd. (India)	1,682,564
120,511	ExlService Holdings, Inc.*	3,193,541
239,302	Higher One Holdings, Inc.*	2,522,243
187,302	Wirecard AG (Germany)	4,624,007

		12,022,355

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Diversified Banks 1.9%
4,154,569	City Union Bank Ltd. (India)	$4,246,320
1,038,642	City Union Bank Ltd. – Partly Paid-up Equity Shares*** (India)	872,012

		5,118,332

	Diversified Support Services 1.5%
132,803	Encore Capital Group, Inc.*	4,066,428

	Electronic Manufacturing Services 1.1%
44,420	IPG Photonics Corp.	2,960,593

	Environmental & Facilities Services 1.8%
185,549	Heritage-Crystal Clean, Inc.*	2,785,091
594,574	RPS Group plc (United Kingdom)	2,055,579

		4,840,670

	General Merchandise Stores 2.4%
432,355	Gordmans Stores, Inc.*	6,493,972

	Health Care Distributors 1.2%
28,810	MWI Veterinary Supply, Inc.*	3,169,100

	Health Care Equipment 4.0%
75,688	Abaxis, Inc.	2,808,025
413,346	AtriCure, Inc.*	2,852,087
1,091,986	Cardica, Inc.*	1,201,185
7,393,429	LMA International N.V.*** (Singapore)	90,787
189,909	Novadaq Technologies, Inc.* (Canada)	1,686,392
123,741	NuVasive, Inc.*	1,913,036

		10,551,512

	Health Care Facilities 1.7%
171,428	Ensign Group, Inc. (The)	4,661,127

	Health Care Services 4.5%
101,313	Bio-Reference Laboratories, Inc.*	2,906,670
107,670	CorVel Corp.*	4,826,846
106,790	IPC The Hospitalist Co., Inc.*	4,240,631

		11,974,147

	Health Care Technology 2.2%
41,625	Computer Programs and Systems, Inc.	2,095,403
156,508	HealthStream, Inc.*	3,804,709

		5,900,112

	Human Resource & Employment Services 0.4%
216,181	CTPartners Executive Search, Inc.*	994,433

	Industrial Machinery 1.2%
79,021	Proto Labs, Inc.*	3,115,008

	Internet Retail 1.2%
190,380	CafePress, Inc.*	1,098,493
177,762	MakeMyTrip Ltd.* (India)	2,211,359

		3,309,852

	Internet Software & Services 10.1%
207,573	Angie’s List, Inc.*	2,488,800
217,595	Dealertrack Technologies, Inc.*	6,249,328
144,614	E2open, Inc.*	2,047,734
391,947	Envestnet, Inc.*	5,467,661
241,424	SciQuest, Inc.*	3,828,985
112,975	SPS Commerce, Inc.*	4,210,578
478,156	TechTarget, Inc.*	2,653,766

		26,946,852

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	IT Consulting & Other Services 1.4%
191,378	Pactera Technology International Ltd. ADR* (China)	$1,519,543
392,834	ServiceSource International, Inc.*	2,298,079

		3,817,622

	Leisure Products 1.0%
339,569	Black Diamond, Inc.*	2,784,466

	Life Sciences Tools & Services 2.6%
118,621	Fluidigm Corp.*	1,697,467
187,499	ICON plc ADR* (Ireland)	5,204,972

		6,902,439

	Oil & Gas Equipment & Services 0.8%
120,093	Pason Systems, Inc. (Canada)	2,070,569

	Oil & Gas Exploration & Production 1.7%
142,677	Northern Oil and Gas, Inc.*	2,399,827
371,113	Triangle Petroleum Corp.*	2,222,967

		4,622,794

	Pharmaceuticals 3.3%
322,840	Akorn, Inc.*	4,313,142
255,399	Cardiovascular Systems, Inc.*	3,205,258
120,253	Cempra, Inc.*	769,619
70,103	Cempra Inc. PIPE*	448,659

		8,736,678

	Publishing 0.1%
6,087	Shutterstock, Inc.*	158,262

	Regional Banks 1.1%
257,478	BBCN Bancorp, Inc.	2,979,020

	Research & Consulting Services 0.7%
89,652	CRA International, Inc.*	1,772,420

	Semiconductor Equipment 0.3%
300,450	STR Holdings, Inc.*	757,134

	Semiconductors 6.5%
225,226	BCD Semiconductor Manufacturing Ltd. ADR* (China)	1,702,708
172,735	Melexis N.V. (Belgium)	2,936,662
42,979	NVE Corp.*	2,384,905
446,669	O2Micro International Ltd. ADR* (China)	1,340,007
193,847	Power Integrations, Inc.	6,515,198
150,659	Volterra Semiconductor Corp.*	2,586,815

		17,466,295

	Specialized Finance 0.0%
154,000	Goldwater Bank, N.A.* *** † ‡‡	13,860

	Specialty Chemicals 0.4%
287,643	EcoSynthetix, Inc.* (Canada)	997,656

	Specialty Stores 1.9%
98,059	Hibbett Sports, Inc.*	5,167,709

	Systems Software 0.4%
40,531	FleetMatics Group plc* (Ireland)	1,019,760

	Thrifts & Mortgage Finance 0.9%
583,865	Gruh Finance Ltd. (India)	2,514,914

	Trading Companies & Distributors 3.2%
205,030	CAI International, Inc.*	4,500,409

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
227,388	Rush Enterprises, Inc., Class B*	$3,936,086

		8,436,495

	Trucking 2.8%
225,486	Marten Transport Ltd.	4,146,687
99,302	Old Dominion Freight Line, Inc.*	3,404,074

		7,550,760

	Total Common Stocks (cost $200,961,926)	256,694,716

	PREFERRED STOCKS 0.8%

	Regional Banks 0.8%
434,600	Banco Daycoval S.A. Pfd. (Brazil)	2,154,427

	Total Preferred Stocks (cost $1,639,882)	2,154,427

	WARRANTS 0.0%

	Biotechnology 0.0%
145,349	NeurogesX, Inc., expiring 7/22/16* *** †	1,453

	Health Care Equipment 0.0%
322,500	Cardica, Inc., expiring 9/29/14* *** †	19,350

	Total Warrants (cost $58,481)	20,803

Principal Amount		Value
	SHORT–TERM INVESTMENTS 3.3%

	Repurchase Agreement 3.3%
$8,806,692	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $8,830,000 of United States Treasury Notes 1.250% due 2/15/14; value: $8,984,525; repurchase proceeds: $8,806,696 (cost $8,806,692)	$8,806,692

	Total Short–Term Investments (cost $8,806,692)	8,806,692

	Total Investments (cost $211,466,981) 100.1%§	267,676,638
	Liabilities less Other Assets (0.1%)	(162,849)

	NET ASSETS 100.0%	$267,513,789

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.45%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

At December 31, 2012, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.1
Brazil	0.8
Canada	1.8
China	1.8
Germany	1.8
India	5.1
Ireland	2.4
Singapore	0.2
United Kingdom	2.0
United States	83.0

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 97.5%

	Aerospace & Defense 0.9%
115,000	CPI Aerostructures, Inc.*	$1,151,150

	Airlines 1.3%
24,000	Allegiant Travel Co.*	1,761,840

	Alternative Carriers 1.1%
72,613	inContact, Inc.*	376,135
271,038	ORBCOMM, Inc.*	1,062,469

		1,438,604

	Apparel Retail 2.4%
93,000	Body Central Corp.*	926,280
2,000,000	Padini Holdings Berhad (Malaysia)	1,218,816
33,000	rue21, Inc.*	936,870

		3,081,966

	Apparel, Accessories & Luxury Goods 0.7%
50,000	Ted Baker plc (United Kingdom)	898,301

	Application Software 5.5%
132,000	American Software, Inc., Class A	1,024,320
187,000	ClickSoftware Technologies Ltd. (Israel)	1,572,670
65,000	Exa Corp.*	632,450
60,820	Interactive Intelligence Group, Inc.*	2,039,903
33,000	PROS Holdings, Inc.*	603,570
106,000	Tangoe, Inc.*	1,258,220

		7,131,133

	Asset Management & Custody Banks 1.7%
18,000	Virtus Investment Partners, Inc.*	2,176,920

	Auto Parts & Equipment 1.3%
50,000	Dorman Products, Inc.*	1,767,000

	Automotive Retail 3.0%
19,000	Delticom AG (Germany)	810,054
43,000	Lithia Motors, Inc., Class A	1,609,060
150,000	Pep Boys-Manny, Moe & Jack (The)	1,474,500

		3,893,614

	Casinos & Gaming 1.3%
2,700,000	NagaCorp Ltd. (Cambodia)	1,649,553

	Commercial Printing 2.3%
83,000	Ennis, Inc.	1,284,010
130,000	InnerWorkings, Inc.*	1,791,400

		3,075,410

	Communications Equipment 0.8%
90,000	Alliance Fiber Optic Products, Inc.*	1,081,800

	Construction & Engineering 1.6%
48,000	Argan, Inc.	864,000
47,500	Michael Baker Corp.*	1,184,175

		2,048,175

	Construction Materials 2.7%
109,600	Caesar Stone Sdot Yam Ltd.* (Israel)	1,770,040
7,600,000	Diamond Building Products Public Co. Ltd. (Thailand)	1,826,087

		3,596,127

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Consumer Finance 3.5%
109,000	DFC Global Corp.*	$2,017,590
26,000	First Cash Financial Services, Inc.*	1,290,120
76,000	Regional Management Corp.*	1,257,800

		4,565,510

	Data Processing & Outsourced Services 1.0%
52,000	Higher One Holdings, Inc.*	548,080
3,000,000	My EG Services Berhad (Malaysia)	779,423

		1,327,503

	Department Stores 0.5%
650,000	Parkson Retail Asia Ltd.* (Malaysia)	703,166

	Diversified Banks 3.4%
2,000,000	City Union Bank Ltd. (India)	2,044,169
550,000	City Union Bank Ltd. – Partly Paid-up Equity Shares*** (India)	461,763
2,400,000	EastWest Banking Corp.* (Philippines)	1,695,833
55,556	Idaho Trust Bancorp*** †	185,557

		4,387,322

	Diversified Support Services 1.8%
75,000	Encore Capital Group, Inc.*	2,296,500

	Electrical Components & Equipment 1.1%
23,000	Franklin Electric Co., Inc.	1,429,910

	Electronic Manufacturing Services 0.8%
80,000	Fabrinet*	1,051,200

	Environmental & Facilities Services 0.8%
72,000	Heritage-Crystal Clean, Inc.*	1,080,720

	Food Distributors 1.9%
100,000	Bizim Toptan Satis Magazalari AS (Turkey)	1,562,656
60,000	Chefs’ Warehouse, Inc. (The)*	948,600

		2,511,256

	Food Retail 0.3%
20,000	Natural Grocers by Vitamin Cottage, Inc.*	381,800

	Footwear 0.6%
40,000	Skechers U.S.A., Inc., Class A*	740,000

	General Merchandise Stores 1.2%
55,000	Gordmans Stores, Inc.*	826,100
50,000	Seria Co. Ltd. (Japan)	795,142

		1,621,242

	Health Care Equipment 2.9%
160,000	AtriCure, Inc.*	1,104,000
276,300	Cardica, Inc.*	303,930
73,000	NuVasive, Inc.*	1,128,580
450,000	Solta Medical, Inc.*	1,201,500

		3,738,010

	Health Care Facilities 3.8%
350,000	CVS Group plc (United Kingdom)	966,280
56,000	Ensign Group, Inc. (The)	1,522,640
900,000	KPJ Healthcare Berhad (Malaysia)	1,692,948
60,000	MD Medical Group Investments plc GDR* (Russia)	748,200

		4,930,068

	Health Care Services 3.5%
44,000	Bio-Reference Laboratories, Inc.*	1,262,360
28,000	CorVel Corp.*	1,255,240

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
32,000	IPC The Hospitalist Co., Inc.*	$1,270,720
15,000	National Research Corp.	813,000

		4,601,320

	Health Care Supplies 2.4%
100,000	Chembio Diagnostics, Inc.*	476,000
95,000	Rochester Medical Corp.*	957,600
17,000	Sartorius Stedim Biotech (France)	1,654,240

		3,087,840

	Home Improvement Retail 0.9%
2,000,000	Siam Global House Public Co. Ltd. (Thailand)	1,163,779

	Household Appliances 1.1%
31,000	SodaStream International Ltd.* (Israel)	1,391,590

	Hypermarkets & Super Centers 0.7%
1,100,000	Puregold Price Club, Inc. (Philippines)	884,018

	Industrial Machinery 0.3%
20,000	Hurco Cos., Inc.*	460,000

	Internet Retail 0.3%
59,745	CafePress, Inc.*	344,729

	Internet Software & Services 2.6%
135,000	IntraLinks Holdings, Inc.*	832,950
272,726	iomart Group plc (United Kingdom)	883,844
141,293	Perficient, Inc.*	1,664,432

		3,381,226

	IT Consulting & Other Services 0.4%
92,079	ServiceSource International, Inc.*	538,662

	Leisure Products 1.5%
138,000	Black Diamond, Inc.*	1,131,600
100,000	Smith & Wesson Holding Corp.*	844,000

		1,975,600

	Mortgage REITs 3.8%
130,000	Colony Financial, Inc.	2,535,000
355,000	NorthStar Realty Finance Corp.	2,499,200

		5,034,200

	Office REITs 1.7%
7,500,000	Prosperity REIT (Hong Kong)	2,286,284

	Oil & Gas Equipment & Services 0.6%
346,000	Electromagnetic GeoServices AS* (Norway)	825,480

	Oil & Gas Exploration & Production 1.8%
157,142	Emerald Oil, Inc.*	823,424
90,000	Northern Oil and Gas, Inc.*	1,513,800

		2,337,224

	Packaged Foods & Meats 4.5%
1,200,000	Oldtown Berhad (Malaysia)	894,178
100,000	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	902,492
900,000	Super Group Ltd. (Singapore)	2,387,131
1,700,000	Vitasoy International Holdings Ltd. (Hong Kong)	1,749,084

		5,932,885

	Paper Packaging 0.7%
1,800,000	Greatview Aseptic Packaging Co. Ltd. (China)	979,642

	Personal Products 0.6%
22,000	USANA Health Sciences, Inc.*	724,460

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Pharmaceuticals 0.9%
85,000	Torrent Pharmaceuticals Ltd. (India)	$1,127,600

	Regional Banks 4.3%
92,000	Eagle Bancorp, Inc.*	1,837,240
48,000	First of Long Island Corp. (The)	1,359,360
41,000	Lakeland Financial Corp.	1,059,440
120,000	MetroCorp Bancshares, Inc.*	1,318,800

		5,574,840

	Research & Consulting Services 1.4%
35,995	Franklin Covey Co.*	464,336
40,000	Huron Consulting Group, Inc.*	1,347,600

		1,811,936

	Restaurants 1.8%
143,000	Caribou Coffee Co., Inc.*	2,315,170

	Semiconductors 1.2%
48,000	Ceva, Inc.*	756,000
46,000	Volterra Semiconductor Corp.*	789,820

		1,545,820

	Specialized Finance 0.0%
41,900	Goldwater Bank, N.A.*** †	3,771

	Steel 0.9%
24,000	Haynes International, Inc.	1,244,880

	Systems Software 0.5%
50,000	Proofpoint, Inc.*	615,500

	Thrifts & Mortgage Finance 4.6%
200,000	Beneficial Mutual Bancorp, Inc.*	1,900,000
96,000	BofI Holding, Inc.*	2,675,520
100,000	Ocean Shore Holding Co.	1,480,000

		6,055,520

	Trading Companies & Distributors 3.3%
60,000	Beacon Roofing Supply, Inc.*	1,996,800
85,000	CAI International, Inc.*	1,865,750
10,000	DXP Enterprises, Inc.*	490,700

		4,353,250

	Trucking 1.0%
73,000	Marten Transport Ltd.	1,342,470

	Total Common Stocks (cost $100,454,515)	127,455,496

	PREFERRED STOCKS 1.5%

	Diversified Banks 1.0%
190,000	Banco ABC Brasil S.A. Pfd. (Brazil)	1,310,281

	Pharmaceuticals 0.5%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.*** †	625,263

	Total Preferred Stocks (cost $1,607,310)	1,935,544

	WARRANTS 0.0%

	Biotechnology 0.0%
50,000	NeurogesX, Inc., expiring 7/22/16* *** †	500

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Health Care Equipment 0.0%
110,500	Cardica, Inc., expiring 9/29/14* *** †	$6,630

	Total Warrants (cost $20,062)	7,130

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$1,748,155	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $1,755,000 of United States Treasury Notes 1.250% due 03/15/14; value: $1,783,354; repurchase proceeds: $1,748,156 (cost $1,748,155)	$1,748,155

	Total Short-Term Investments (cost $1,748,155)	1,748,155

	Total Investments (cost $103,830,042) 100.3%§	131,146,325
	Liabilities less Other Assets (0.3%)	(427,938)

	NET ASSETS 100.0%	$130,718,387

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.52%.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	1.0
Cambodia	1.3
China	0.8
France	1.3
Germany	0.6
Hong Kong	3.1
India	2.8
Israel	3.7
Japan	0.6
Malaysia	4.1
Norway	0.6
Philippines	2.0
Russia	0.6
Singapore	1.8
Thailand	2.3
Turkey	1.9
United Kingdom	2.1
United States	69.4

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 92.9%

	Aerospace & Defense 1.6%
901,391	HEICO Corp., Class A	$28,826,484

	Air Freight & Logistics 2.2%
36,319,023	Aramex PJSC (United Arab Emirates)	19,903,636
617,502	HUB Group, Inc., Class A*	20,748,067

		40,651,703

	Airlines 0.9%
235,920	Allegiant Travel Co.	17,318,887

	Airport Services 1.2%
1,685,827	Wesco Aircraft Holdings, Inc.*	22,269,775

	Apparel Retail 3.8%
1,145,050	Chico’s FAS, Inc.	21,137,623
906,261	rue21, Inc.*	25,728,750
1,197,702	Zumiez, Inc.*	23,247,396

		70,113,769

	Application Software 7.9%
345,394	Concur Technologies, Inc.*	23,321,003
77,807	FactSet Research Systems, Inc.	6,851,684
1,530,380	RealPage, Inc.*	33,010,297
1,216,969	Tangoe, Inc.*	14,445,422
698,534	Ultimate Software Group, Inc.*	65,948,595

		143,577,001

	Automotive Retail 2.1%
649,256	Monro Muffler Brake, Inc.	22,704,483
175,496	O’Reilly Automotive, Inc.*	15,692,852

		38,397,335

	Biotechnology 3.4%
1,722,186	Exact Sciences Corp.*	18,237,950
398,079	Myriad Genetics, Inc.*	10,847,653
3,882,558	NeurogesX, Inc.* ‡‡	912,401
1,126,565	Sangamo Biosciences, Inc.*	6,770,656
1,101,057	Seattle Genetics, Inc.*	25,544,522

		62,313,182

	Computer Storage & Peripherals 0.8%
675,424	Fusion-io, Inc.*	15,487,472

	Data Processing & Outsourced Services 5.2%
530,574	ExlService Holdings, Inc.*	14,060,211
1,182,343	Higher One Holdings, Inc.*	12,461,895
526,039	Syntel, Inc.	28,190,430
1,596,239	Wirecard AG (Germany)	39,407,056

		94,119,592

	Diversified Banks 3.8%
761,965	HDFC Bank Ltd. ADR (India)	31,027,215
4,581,117	Yes Bank Ltd. (India)	38,903,704

		69,930,919

	Diversified Support Services 1.9%
1,124,516	Copart, Inc.*	33,173,222
66,375	Ritchie Bros. Auctioneers, Inc. (Canada)	1,386,574

		34,559,796

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Electrical Components & Equipment 2.0%
786,145	Polypore International, Inc.*	$36,555,742

	Electronic Manufacturing Services 1.5%
423,810	IPG Photonics Corp.	28,246,936

	Environmental & Facilities Services 1.7%
1,145,310	Tetra Tech, Inc.*	30,293,449

	Health Care Distributors 1.0%
171,381	MWI Veterinary Supply, Inc.*	18,851,910

	Health Care Equipment 1.4%
498,944	Abaxis, Inc.	18,510,822
487,760	DexCom, Inc.*	6,638,414
24,690	Zonare Medical Systems, Inc.* *** †	247

		25,149,483

	Health Care Services 0.6%
142,820	MEDNAX, Inc.*	11,357,046

	Health Care Technology 0.4%
145,937	Computer Programs and Systems, Inc.	7,346,469

	Industrial Machinery 2.2%
484,674	Graco, Inc.	24,955,864
366,273	Proto Labs, Inc.*	14,438,482

		39,394,346

	Internet Retail 4.7%
164,346	ASOS plc* (United Kingdom)	7,249,007
699,594	Blue Nile, Inc.* ‡‡	26,934,369
1,350,210	MakeMyTrip Ltd.* (India)	16,796,612
257,684	Shutterfly, Inc.*	7,697,021
934,433	Yoox S.p.A.* (Italy)	14,800,243
275,513	zooplus AG* (Germany)	11,617,234

		85,094,486

	Internet Software & Services 3.9%
1,186,018	Angie’s List, Inc.*	14,220,356
800,225	Dealertrack Technologies, Inc.*	22,982,462
26,366	Millennial Media, Inc.*	330,366
784,444	SciQuest, Inc.*	12,441,282
656,681	Vistaprint N.V.*	21,578,537

		71,553,003

	IT Consulting & Other Services 1.5%
275,737	Cognizant Technology Solutions Corp., Class A*	20,418,325
1,092,354	ServiceSource International, Inc.*	6,390,271

		26,808,596

	Leisure Facilities 2.7%
1,018,728	Life Time Fitness, Inc.*	50,131,605

	Life Sciences Tools & Services 4.2%
721,002	Divi’s Laboratories Ltd. (India)	14,639,282
868,644	Fluidigm Corp.*	12,430,295
1,103,068	ICON plc ADR* (Ireland)	30,621,168
287,547	Techne Corp.	19,650,962

		77,341,707

	Oil & Gas Equipment & Services 4.1%
334,085	Dril-Quip, Inc.*	24,404,909
1,058,711	Pason Systems, Inc. (Canada)	18,253,638
382,702	ShawCor Ltd., Class A (Canada)	15,001,057

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
496,825	TGS-NOPEC Geophysical Co. ASA (Norway)	$16,407,994

		74,067,598

	Oil & Gas Exploration & Production 3.0%
2,058,954	Gran Tierra Energy, Inc.* (Colombia)	11,344,836
978,179	Northern Oil and Gas, Inc.*	16,452,971
3,387,260	Premier Oil plc* (United Kingdom)	18,743,338
784,115	TransGlobe Energy Corp.* (Egypt)	7,354,999

		53,896,144

	Oil & Gas Refining & Marketing 0.0%
203,175	Amyris, Inc.*	633,906

	Packaged Foods & Meats 1.6%
2,461	Annie’s, Inc.*	82,271
411,088	GlaxoSmithKline Consumer Healthcare Ltd. (India)	29,007,982

		29,090,253

	Personal Products 0.9%
582,400	Colgate-Palmolive India Ltd. (India)	16,809,479

	Pharmaceuticals 0.5%
935,918	Cempra, Inc.* ‡‡	5,989,875
446,414	Cempra Inc. PIPE* ‡‡	2,857,050

		8,846,925

	Real Estate Services 1.0%
650,647	Zillow, Inc.*	18,055,454

	Research & Consulting Services 2.3%
1,740,892	Resources Connection, Inc. ††	20,786,250
549,657	Stantec, Inc. (Canada)	22,041,246

		42,827,496

	Restaurants 0.8%
614,680	Jubilant Foodworks Ltd.* (India)	14,584,750

	Semiconductors 4.7%
400,771	Hittite Microwave Corp.*	24,887,879
1,259,149	Power Integrations, Inc.	42,319,998
424,490	Silicon Laboratories, Inc.*	17,747,927

		84,955,804

	Specialty Stores 2.1%
723,503	Hibbett Sports, Inc.*	38,128,608

	Systems Software 2.8%
38,572	FleetMatics Group plc* (Ireland)	970,471
447,134	NetSuite, Inc.*	30,092,118
433,812	Sourcefire, Inc.*	20,484,603

		51,547,192

	Trading Companies & Distributors 2.3%
547,600	MSC Industrial Direct Co., Inc., Class A	41,278,088

	Trucking 4.2%
120,800	J.B. Hunt Transport Services, Inc.	7,212,968
4,792,398	Knight Transportation, Inc. †† ‡‡	70,112,783

		77,325,751

	Total Common Stocks (cost $1,194,795,272)	1,697,738,141

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.1%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$828,407
161,519	Nanosys, Inc., Series E Pfd.* *** †	197,360

		1,025,767

	Total Preferred Stocks (cost $2,184,939)	1,025,767

	LIMITED PARTNERSHIP INTEREST 0.3%

	Asset Management & Custody Banks 0.3%
	Greenspring Global Partners II-B, L.P.*** †	4,145,809
	Greenspring Global Partners III-B, L.P.*** †	1,531,415

		5,677,224

	Total Limited Partnership Interest (cost $5,878,853)	5,677,224

	WARRANTS 0.0%

	Biotechnology 0.0%
1,941,279	NeurogesX, Inc., expiring 7/22/16* *** †	19,413

	Total Warrants (cost $242,660)	19,413

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.8%

	Repurchase Agreement 6.8%
$124,088,584	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $124,395,000 of United States Treasury Notes 1.250% due 2/15/14; value: $126,571,913; repurchase proceeds: $124,088,653†† (cost $124,088,584)	$124,088,584

	Total Short-Term Investments (cost $124,088,584)	124,088,584

	Total Investments (cost $1,327,190,308) 100.1%§	1,828,549,129
	Liabilities less Other Assets (0.1%)	(1,322,487)

	NET ASSETS 100.0%	$1,827,226,642

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 12.61%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

At December 31, 2012, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.3
Colombia	0.7
Egypt	0.4
Germany	3.0
India	9.5
Ireland	1.8
Italy	0.9
Norway	1.0
United Arab Emirates	1.2
United Kingdom	1.5
United States	76.7

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 99.0%

	Aerospace & Defense 2.3%
127,366	HEICO Corp., Class A	$4,073,165

	Agricultural Products 1.4%
154,985	Darling International, Inc.*	2,485,959

	Airlines 1.9%
45,780	Allegiant Travel Co.	3,360,710

	Airport Services 1.8%
237,238	Wesco Aircraft Holdings, Inc.*	3,133,914

	Alternative Carriers 0.8%
344,870	ORBCOMM, Inc.*	1,351,890

	Apparel Retail 5.7%
270,532	Body Central Corp.*	2,694,499
245,578	Chico’s FAS, Inc.‡	4,533,370
94,531	rue21, Inc.*	2,683,735

		9,911,604

	Application Software 1.6%
81,815	Interactive Intelligence Group, Inc.*	2,744,075

	Asset Management & Custody Banks 1.5%
21,223	Virtus Investment Partners, Inc.*	2,566,710

	Auto Parts & Equipment 0.7%
37,026	Dorman Products, Inc.	1,308,499

	Automotive Retail 1.0%
49,732	Monro Muffler Brake, Inc.	1,739,128

	Computer Storage & Peripherals 0.7%
257,483	Intevac, Inc.*	1,176,697

	Consumer Electronics 0.8%
170,116	Skullcandy, Inc.*	1,325,204

	Consumer Finance 2.7%
255,548	DFC Global Corp.*	4,730,193

	Data Processing & Outsourced Services 1.8%
59,193	Syntel, Inc.	3,172,153

	Diversified Banks 6.6%
2,876,000	City Union Bank Ltd. (India)	2,939,515
719,000	City Union Bank Ltd. – Partly Paid-up Equity Shares*** (India)	603,650
6,064,876	South Indian Bank Ltd. (India)	3,040,426
585,800	Yes Bank Ltd. (India)	4,974,724

		11,558,315

	Diversified Support Services 6.7%
254,985	Copart, Inc.*	7,522,058
38,914	Portfolio Recovery Associates, Inc.*	4,158,350

		11,680,408

	Electrical Components & Equipment 3.8%
141,752	Polypore International, Inc.*	6,591,468

	Electronic Manufacturing Services 2.8%
178,663	Fabrinet*	2,347,632
39,615	IPG Photonics Corp.	2,640,340

		4,987,972

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Footwear 1.9%
177,829	Skechers U.S.A., Inc., Class A*	$3,289,837

	General Merchandise Stores 1.0%
117,684	Gordmans Stores, Inc.*	1,767,614

	Health Care Facilities 2.0%
130,501	Ensign Group, Inc. (The)	3,548,322

	Health Care Services 3.7%
73,682	CorVel Corp.*	3,303,164
39,460	MEDNAX, Inc.*	3,137,859

		6,441,023

	Health Care Supplies 0.8%
14,963	Sartorius Stedim Biotech (France)	1,456,023

	Industrial Machinery 1.0%
37,489	IDEX Corp.	1,744,363

	Internet Retail 0.7%
215,386	CafePress, Inc.*	1,242,777

	Internet Software & Services 1.6%
85,492	Vistaprint N.V.*	2,809,267

	Leisure Facilities 2.2%
77,610	Life Time Fitness, Inc.*	3,819,188

	Life Sciences Tools & Services 2.4%
153,562	ICON plc ADR* (Ireland)	4,262,881

	Mortgage REITs 1.1%
328,680	Arbor Realty Trust, Inc.	1,968,793

	Oil & Gas Drilling 1.1%
106,998	Patterson-UTI Energy, Inc.	1,993,373

	Oil & Gas Equipment & Services 2.1%
26,992	CARBO Ceramics, Inc.	2,114,553
47,325	TGS-NOPEC Geophysical Co. ASA (Norway)	1,562,942

		3,677,495

	Oil & Gas Exploration & Production 3.5%
219,775	Northern Oil and Gas, Inc.*	3,696,616
134,503	Ultra Petroleum Corp.*	2,438,539

		6,135,155

	Oil & Gas Refining & Marketing 2.4%
100,764	World Fuel Services Corp.	4,148,454

	Personal Products 0.9%
47,695	USANA Health Sciences, Inc.*	1,570,596

	Pharmaceuticals 1.6%
103,927	Questcor Pharmaceuticals, Inc.	2,776,929

	Property & Casualty Insurance 1.2%
32,939	RLI Corp.	2,129,836

	Regional Banks 3.6%
111,788	Community Bank System, Inc.	3,058,520
79,507	Prosperity Bancshares, Inc.	3,339,294

		6,397,814

	Research & Consulting Services 4.4%
34,795	Corporate Executive Board Co. (The)	1,651,371
128,888	Franklin Covey Co.*	1,662,655
86,827	Huron Consulting Group, Inc.*	2,925,202

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
661,345	Sporton International, Inc. (Taiwan)	$1,501,880

		7,741,108

	Restaurants 1.4%
152,884	Caribou Coffee Co., Inc.*	2,475,192

	Semiconductors 3.1%
281,580	BCD Semiconductor Manufacturing Ltd. ADR* (China)	2,128,745
356,915	MaxLinear, Inc., Class A*	1,791,713
484,693	O2Micro International Ltd. ADR* (China)	1,454,079

		5,374,537

	Specialty Chemicals 1.0%
151,174	Flotek Industries, Inc.*	1,844,323

	Thrifts & Mortgage Finance 1.1%
72,266	BofI Holding, Inc.*	2,014,053

	Trading Companies & Distributors 4.1%
87,659	Beacon Roofing Supply, Inc.*	2,917,292
18,575	DXP Enterprises, Inc.*	911,475
45,238	MSC Industrial Direct Co., Inc., Class A	3,410,040

		7,238,807

	Trucking 4.5%
181,046	Knight Transportation, Inc.	2,648,703
141,896	Marten Transport Ltd.	2,609,467
76,482	Old Dominion Freight Line, Inc.*	2,621,803

		7,879,973

	Total Common Stocks (cost $145,038,534)	173,645,797

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$1,888,780	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $1,900,000 of United States Treasury Notes 1.250% due 3/15/14; value: $1,930,696; repurchase proceeds: $1,888,781‡ (cost $1,888,780)	$1,888,780

	Total Short-Term Investments (cost $1,888,780)	1,888,780

	Total Investments (cost $146,927,314) 100.1%§	175,534,577
	Liabilities less Other Assets (0.1%)	(208,956)

	NET ASSETS 100.0%	$175,325,621

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	Apparel Retail 0.0%
300	Chico’s FAS, Inc., expiring 1/19/13, exercise price $19	$6,000

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Value
Total Call Options Written (premium $42,548)	$6,000

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

‡All or a portion of this security has been designated as collateral for call options written (see Note 4 and 5).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 7.15%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch Small Cap Value Fund’s investments, excluding short-term investments and call options written, were in the following countries:

COUNTRY	%
China	2.1
France	0.8
India	6.7
Ireland	2.4
Norway	0.9
Taiwan	0.9
United States	86.2

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 82.8%

	Asset Management & Custody Banks 5.3%
4,900	BlackRock, Inc.	$1,012,879
40,600	PowerShares Dynamic Pharmaceuticals Portfolio	1,401,918

		2,414,797

	Computer & Electronics Retail 3.8%
146,500	Best Buy Co., Inc.	1,736,025

	Computer Hardware 3.0%
2,600	Apple, Inc.	1,385,878

	Consumer Finance 5.2%
41,030	Capital One Financial Corp.	2,376,868

	Data Processing & Outsourced Services 7.9%
3,650	MasterCard, Inc., Class A	1,793,172
12,135	Visa, Inc., Class A	1,839,423

		3,632,595

	Diversified REITs 0.6%
177,857	Star Asia Financial Ltd.* †	266,785

	Drug Retail 3.5%
43,500	Walgreen Co.	1,609,935

	Health Care Services 2.1%
14,240	Chemed Corp.	976,722

	Integrated Oil & Gas 4.3%
8,500	Occidental Petroleum Corp.	651,185
39,237	Suncor Energy, Inc. (Canada)	1,290,281

		1,941,466

	Mortgage REITs 15.9%
73,600	American Capital Mortgage Investment Corp.	1,734,752
74,000	Capstead Mortgage Corp.	848,780
94,991	Colony Financial, Inc.	1,852,324
40,600	Hatteras Financial Corp.	1,007,286
256,366	NorthStar Realty Finance Corp.	1,804,817

		7,247,959

	Oil & Gas Drilling 2.7%
22,400	Helmerich & Payne, Inc.	1,254,624

	Oil & Gas Equipment & Services 2.1%
12,100	CARBO Ceramics, Inc.	947,914

	Personal Products 5.3%
73,923	Herbalife Ltd.	2,435,024

	Pharmaceuticals 1.5%
18,875	Teva Pharmaceutical Industries Ltd. ADR (Israel)	704,792

	Railroads 4.1%
20,500	Canadian National Railway Co. (Canada)	1,861,632

	Regional Banks 3.9%
234,005	CapitalSource, Inc.	1,773,758

	Restaurants 2.0%
10,570	McDonald’s Corp.	932,380

	Semiconductors 7.5%
23,545	Altera Corp.	810,889
42,730	Intel Corp.	881,520

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
30,015	Microchip Technology, Inc.	$978,189
20,700	Xilinx, Inc.	743,130

		3,413,728

	Trading Companies & Distributors 2.1%
4,830	W.W. Grainger, Inc.	977,447

	Total Common Stocks (cost $35,465,696)	37,890,329

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 10.8%

	Asset Management & Custody Banks 4.1%
186,000	Och-Ziff Capital Management Group, LLC	1,767,000
77,279	Star Asia SPV, LLC*** †	98,144

		1,865,144

	Residential REITs 2.6%
69,000	Apollo Global Management, LLC	1,197,840

	Specialized Finance 4.1%
175,800	KKR Financial Holdings, LLC	1,856,448

	Total Limited Liability Company Membership Interest (cost $4,464,758)	4,919,432

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
208,026	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D*** † §§ (Canada)	1,067

	Total Corporate Bonds (cost $153,634)	1,067

	SHORT-TERM INVESTMENTS 4.9%

	Repurchase Agreement 4.9%
2,260,259	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $2,310,000 of United States Treasury Bills 0.000% due 11/14/13; value: $2,307,690; repurchase proceeds: $2,260,260 (cost $2,260,259)	2,260,259

	Total Short-Term Investments (cost $2,260,259)	2,260,259

	Total Investments (cost $42,344,347) 98.5%	45,071,087
	Other Assets less Liabilities 1.5%	672,669

	NET ASSETS 100.0%	$45,743,756

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§§In default.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

At December 31, 2012, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	7.4
Israel	1.6
United States	91.0

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 94.0%

	Air Freight & Logistics 0.4%
32,762	Echo Global Logistics, Inc.*	$588,733

	Alternative Carriers 0.5%
136,554	inContact, Inc.*	707,350

	Apparel, Accessories & Luxury Goods 0.5%
11,200	Page Industries Ltd. (India)	699,164

	Application Software 8.4%
23,576	Concur Technologies, Inc.*	1,591,851
128,479	Exa Corp.*	1,250,101
55,683	Interactive Intelligence Group, Inc.*	1,867,608
77,500	RealPage, Inc.*	1,671,675
207,015	Tangoe, Inc.*	2,457,268
25,285	Ultimate Software Group, Inc.*	2,387,157

		11,225,660

	Asset Management & Custody Banks 3.2%
65,616	CETIP S.A. – Mercados Organizados (Brazil)	813,670
103,155	SEI Investments Co.	2,407,638
8,616	Virtus Investment Partners, Inc.*	1,042,019

		4,263,327

	Auto Parts & Equipment 1.7%
73,475	WABCO India Ltd. (India)	2,246,224

	Biotechnology 3.6%
273,698	Abcam plc (United Kingdom)	1,723,805
117,023	Exact Sciences Corp.*	1,239,274
401,759	NeurogesX, Inc.*	94,413
22,554	OncoGenex Pharmaceutical, Inc.*	295,908
160,272	Sangamo Biosciences, Inc.*	963,235
22,494	Seattle Genetics, Inc.*	521,861

		4,838,496

	Building Products 0.8%
28,728	Trex Co., Inc.*	1,069,543

	Communications Equipment 1.6%
6,371	F5 Networks, Inc.*	618,943
76,300	Riverbed Technology, Inc.*	1,504,636

		2,123,579

	Computer Storage & Peripherals 1.2%
28,075	Fusion-io, Inc.*	643,760
219,449	Intevac, Inc.*	1,002,882

		1,646,642

	Construction Materials 1.1%
5,055,594	PT Holcim Indonesia Tbk (Indonesia)	1,527,136

	Consumer Finance 4.4%
199,847	DFC Global Corp.*	3,699,168
16,717	First Cash Financial Services, Inc.*	829,497
66,093	Mahindra & Mahindra Financial Services Ltd. (India)	1,319,060

		5,847,725

	Data Processing & Outsourced Services 2.1%
69,075	ExlService Holdings, Inc.*	1,830,487

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
18,340	Syntel, Inc.	$982,841

		2,813,328

	Distributors 0.9%
27,546	Pool Corp.	1,165,747

	Diversified Banks 5.4%
1,399,402	City Union Bank Ltd. (India)	1,430,307
349,850	City Union Bank Ltd. – Partly Paid-up Equity Shares*** (India)	293,723
86,920	HDFC Bank Ltd. (India)	1,082,826
513,145	Yes Bank Ltd. (India)	4,357,724

		7,164,580

	Electrical Components & Equipment 4.0%
114,855	Polypore International, Inc.*	5,340,757

	Electronic Manufacturing Services 1.1%
21,021	IPG Photonics Corp.	1,401,050

	Environmental & Facilities Services 2.7%
75,200	Heritage- Crystal Clean, Inc.*	1,128,752
72,992	Waste Connections, Inc.	2,466,400

		3,595,152

	General Merchandise Stores 1.3%
116,134	Gordmans Stores, Inc.*	1,744,333

	Health Care Equipment 3.8%
257,530	AtriCure, Inc.*	1,776,957
729,193	Cardica, Inc.*	802,112
138,747	Novadaq Technologies, Inc.* (Canada)	1,232,074
82,018	NuVasive, Inc.*	1,267,998
16,460	Zonare Medical Systems, Inc.*** †	165

		5,079,306

	Health Care Services 1.4%
26,211	IPC The Hospitalist Co., Inc.*	1,040,839
14,199	National Research Corp.	769,586

		1,810,425

	Health Care Technology 1.2%
31,280	Computer Programs and Systems, Inc.	1,574,635

	Industrial Machinery 4.0%
69,016	IDEX Corp.	3,211,314
55,321	Proto Labs, Inc.*	2,180,754

		5,392,068

	Internet Retail 3.4%
164,083	CafePress, Inc.*	946,759
17,100	HomeAway, Inc.*	376,200
131,151	MakeMyTrip Ltd.* (India)	1,631,518
52,153	Shutterfly, Inc.*	1,557,810

		4,512,287

	Internet Software & Services 6.1%
88,132	Angie’s List, Inc.*	1,056,703
80,829	E2open, Inc.*	1,144,538
102,418	SciQuest, Inc.*	1,624,349
54,503	SPS Commerce, Inc.*	2,031,327
228,138	TechTarget, Inc.*	1,266,166
31,507	Vistaprint N.V.*	1,035,320
91,388	Xtera Communications, Inc.*** †	914

		8,159,317

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	IT Consulting & Other Services 3.5%
37,310	Cognizant Technology Solutions Corp., Class A*	$2,762,806
315,973	ServiceSource International, Inc.*	1,848,442

		4,611,248

	Leisure Products 1.1%
181,626	Black Diamond, Inc.*	1,489,333

	Life Sciences Tools & Services 0.8%
38,904	ICON plc ADR* (Ireland)	1,079,975

	Oil & Gas Equipment & Services 1.1%
19,440	Dril-Quip, Inc.*	1,420,092

	Oil & Gas Exploration & Production 1.8%
95,930	Northern Oil and Gas, Inc.*	1,613,543
47,200	Ultra Petroleum Corp.*	855,736

		2,469,279

	Oil & Gas Refining & Marketing 0.3%
133,460	Amyris, Inc.*	416,395

	Packaged Foods & Meats 1.7%
33,076	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,333,972

	Personal Products 0.0%
50,403	Ophthonix, Inc.*** †	—

	Pharmaceuticals 2.5%
119,950	Cardiovascular Systems, Inc.*	1,505,373
89,568	Cempra, Inc.*	573,235
34,483	Cempra Inc. PIPE*	220,691
453,946	Horizon Pharma, Inc.*	1,057,694

		3,356,993

	Restaurants 1.3%
72,650	Jubilant Foodworks Ltd.* (India)	1,723,795

	Semiconductors 4.8%
21,591	Hittite Microwave Corp.*	1,340,801
18,555	NVE Corp.*	1,029,617
46,165	Power Integrations, Inc.††	1,551,606
31,975	Silicon Laboratories, Inc.*	1,336,875
65,215	Volterra Semiconductor Corp.*	1,119,741

		6,378,640

	Specialized Consumer Services 0.7%
122,914	LifeLock, Inc.*	999,291

	Specialized Finance 1.4%
98,350	CRISIL Ltd. (India)	1,931,052

	Specialty Chemicals 2.0%
48,081	Balchem Corp.	1,750,148
281,600	EcoSynthetix, Inc.* (Canada)	976,697

		2,726,845

	Specialty Stores 0.1%
5,900	Five Below, Inc.*	189,036

	Systems Software 2.3%
27,698	FleetMatics Group plc* (Ireland)	696,882
14,272	NetSuite, Inc.*	960,506
29,052	Sourcefire, Inc.*	1,371,835

		3,029,223

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 0.8%
195,084	LIC Housing Finance Ltd. (India)	$1,043,201

	Trading Companies & Distributors 1.1%
20,029	MSC Industrial Direct Co., Inc., Class A	1,509,786

	Trucking 1.9%
94,774	Knight Transportation, Inc.	1,386,543
32,481	Old Dominion Freight Line, Inc.*	1,113,449

		2,499,992

	Total Common Stocks (cost $109,833,664)	125,744,712

	PREFERRED STOCKS 0.8%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** †	207,102
40,380	Nanosys, Inc., Series E Pfd.* *** †	49,340

		256,442

	Health Care Technology 0.6%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	781,968
243,902	TherOx, Inc., Series I Pfd.* *** †	12,195

		794,163

	Total Preferred Stocks (cost $2,021,237)	1,050,605

	LIMITED PARTNERSHIP INTEREST 3.9%

	Asset Management & Custody Banks 3.9%
	Greenspring Global Partners II-B, L.P.*** †	3,728,993
	Greenspring Global Partners III-B, L.P.*** †	1,531,415

		5,260,408

	Total Limited Partnership Interest (cost $5,424,467)	5,260,408

	WARRANTS 0.0%

	Biotechnology 0.0%
43,605	NeurogesX, Inc., expiring 7/22/16* *** †	436

	Health Care Equipment 0.0%
165,000	Cardica, Inc., expiring 9/29/14* *** †	9,900

	Total Warrants (cost $26,076)	10,336

	Total Investments (cost $117,305,444) 98.7%§	132,066,061
	Other Assets less Liabilities 1.3%	1,701,125

	NET ASSETS 100.0%	$133,767,186

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 13.26%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

At December 31, 2012, Wasatch Ultra Growth Fund’s investments were in the following countries:

COUNTRY	%
Brazil	0.6
Canada	1.7
India	15.2
Indonesia	1.2
Ireland	1.3
United Kingdom	1.3
United States	78.7

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 91.9%

	Apparel, Accessories & Luxury Goods 0.3%
484,600	American Apparel, Inc.*	$489,446

	Application Software 1.1%
35,641	BasWare Oyj (Finland)	952,648
40,000	Nuance Communications, Inc.*	892,800

		1,845,448

	Asset Management & Custody Banks 1.6%
43,500	Ameriprise Financial, Inc.	2,724,405

	Automotive Retail 1.2%
62,877	Mekonomen AB (Sweden)	2,002,444

	Biotechnology 5.6%
809,173	Abcam plc (United Kingdom)	5,096,335
159,960	Myriad Genetics, Inc.*	4,358,910

		9,455,245

	Cable & Satellite 2.8%
94,000	DIRECTV*	4,715,040

	Commercial Printing 1.7%
205,700	InnerWorkings, Inc.*	2,834,546

	Computer Hardware 5.2%
16,420	Apple, Inc.	8,752,353

	Computer Storage & Peripherals 2.7%
180,800	EMC Corp.*	4,574,240

	Data Processing & Outsourced Services 7.9%
11,075	MasterCard, Inc., Class A	5,440,926
78,800	VeriFone Systems, Inc.*	2,338,784
37,295	Visa, Inc., Class A	5,653,176

		13,432,886

	Diversified Support Services 0.5%
42,616	Ritchie Bros. Auctioneers, Inc. (Canada)	890,248

	Drug Retail 0.5%
24,207	Walgreen Co.	895,901

	Electronic Equipment & Instruments 0.3%
12,419	Hologram Industries (France)	429,811

	Health Care Equipment 6.4%
141,604	DiaSorin S.p.A. (Italy)	5,673,046
143,182	Mindray Medical International Ltd. ADR (China)	4,682,052
10,670	STRATEC Biomedical AG (Germany)	532,296

		10,887,394

	Health Care Services 2.6%
154,511	Bio-Reference Laboratories, Inc.*	4,432,921

	Health Care Supplies 2.6%
36,005	Sartorius Stedim Biotech (France)	3,503,584
957,382	Shandong Weigao Group Medical Polymer Co. Ltd. (China)	960,631

		4,464,215

	Home Entertainment Software 1.5%
244,408	Activision Blizzard, Inc.	2,595,613

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Household Appliances 1.9%
85,663	iRobot Corp.*	$1,605,325
35,300	SodaStream International Ltd.* (Israel)	1,584,617

		3,189,942

	Internet Retail 3.7%
13,909	Amazon.com, Inc.*	3,493,106
26,995	ASOS plc* (United Kingdom)	1,190,701
164,400	Start Today Co. Ltd. (Japan)	1,521,889

		6,205,696

	Internet Software & Services 10.2%
175,135	eBay, Inc.*	8,935,388
35,561	Facebook, Inc.*	946,989
10,465	Google, Inc., Class A*	7,423,557
6,528	Xtera Communications, Inc.*** †	65

		17,305,999

	IT Consulting & Other Services 1.9%
30,900	Cognizant Technology Solutions Corp., Class A*	2,288,145
5,234	International Business Machines Corp.	1,002,573

		3,290,718

	Leisure Products 0.9%
22,800	Shimano, Inc. (Japan)	1,459,954

	Life Sciences Tools & Services 1.5%
64,000	Agilent Technologies, Inc.	2,620,160

	Movies & Entertainment 0.8%
82,520	DreamWorks Animation SKG, Inc.*	1,367,356

	Oil & Gas Refining & Marketing 1.6%
63,900	World Fuel Services Corp.	2,630,763

	Personal Products 4.1%
212,801	Herbalife Ltd.	7,009,665

	Pharmaceuticals 2.7%
43,130	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,610,474
49,600	Valeant Pharmaceuticals International, Inc.* (Canada)	2,964,592

		4,575,066

	Real Estate Services 1.6%
94,934	Zillow, Inc.*	2,634,419

	Restaurants 0.9%
121,377	Arcos Dorados Holdings, Inc., Class A (Brazil)	1,451,669

	Semiconductors 6.1%
72,512	Altera Corp.	2,497,313
135,000	Intel Corp.	2,785,050
180,000	NVIDIA Corp.	2,212,200
77,700	Xilinx, Inc.	2,789,430

		10,283,993

	Specialized Finance 5.3%
36,158	IntercontinentalExchange, Inc.*	4,476,722
125,915	MarketAxess Holdings, Inc.	4,444,799

		8,921,521

	Specialty Chemicals 0.5%
29,300	Novozymes A/S, Class B (Denmark)	831,728

	Systems Software 3.7%
107,800	Check Point Software Technologies Ltd.* (Israel)	5,135,592

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
20,293	Red Hat, Inc.*	$1,074,717

		6,210,309

	Total Common Stocks (cost $138,008,555)	155,411,114

	PREFERRED STOCKS 2.2%

	Health Care Equipment 2.2%
42,238	Sartorius AG Pfd. (Germany)	3,750,778

	Total Preferred Stocks (cost $2,227,598)	3,750,778

	LIMITED PARTNERSHIP INTEREST 0.3%

	Asset Management & Custody Banks 0.3%
	Greenspring Global Partners II-B, L.P.*** †	414,580

	Total Limited Partnership Interest (cost $454,387)	414,580

	WARRANTS 0.0%

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* *** †	4,290

	Total Warrants (cost $8,937)	4,290

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.9%

	Repurchase Agreement 4.9%
$8,300,031	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $8,325,000 of United States Treasury Notes 1.250% due 2/15/14; value: $8,470,688; repurchase proceeds: $8,300,035†† (cost $8,300,031)	$8,300,031

	Total Short-Term Investments (cost $8,300,031)	8,300,031

	Total Investments (cost $148,999,508) 99.3%§	167,880,793
	Other Assets less Liabilities 0.7%	1,207,063

	NET ASSETS 100.0%	$169,087,856

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 14.79%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

At December 31, 2012, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	0.9
Canada	2.4
China	3.5
Denmark	0.5
Finland	0.6
France	2.5
Germany	2.7
Israel	5.2
Italy	3.6
Japan	1.9
Sweden	1.3
United Kingdom	3.9
United States	71.0

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 3.5%
$1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	$1,816,848
900,000	Citibank Omni Master Trust, 4.90%, 11/15/18, Series 2009-A17, Class A17†	970,889
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	591,462
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,515,648

	Total Asset Backed Securities (cost $4,771,942)	4,894,847

	COLLATERALIZED MORTGAGE OBLIGATIONS 24.9%
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.077%, 11/10/42, Series 2005-1, Class A4†††	254,902
24,114	Banc of America Mortgage Securities, Inc., 3.064%, 2/25/33, Series 2003-A, Class 3A1†††	22,722
69,809	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	71,348
93,648	Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	94,771
649,245	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	658,641
227,332	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	228,779
112,673	Federal Home Loan Mortgage Corp., 2.358%, 5/1/31, Series 847292†††	119,902
93,835	Federal Home Loan Mortgage Corp., 2.455%, 12/1/32, Series 847527†††	99,892
59,370	Federal Home Loan Mortgage Corp., 2.486%, 11/1/35, Series 1M0010†††	63,354
28,525	Federal Home Loan Mortgage Corp., 2.865%, 8/1/33, Series 847281†††	30,379
350,165	Federal Home Loan Mortgage Corp., 3.385%, 1/1/25, Series 775629†††	350,834
245,823	Federal Home Loan Mortgage Corp., 3.581%, 5/1/25, Series 775617†††	258,128
302,470	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Series G11657	322,397
274,101	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	286,833
85,274	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	92,919
306,479	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	337,308
323,967	Federal National Mortgage Assoc., 1.936%, 12/1/35, Series 848390†††	339,189
959,976	Federal National Mortgage Assoc., 2.00%, 4/25/42, Series 2012-82, Class E	969,710
378,684	Federal National Mortgage Assoc., 2.055%, 1/1/35, Series 825245†††	400,579
172,685	Federal National Mortgage Assoc., 2.513%, 11/1/34, Series 782320†††	183,704
16,395	Federal National Mortgage Assoc., 2.60%, 10/1/32, Series 659567†††	16,433
147,363	Federal National Mortgage Assoc., 2.776%, 1/1/18, Series 57735†††	151,876
170,885	Federal National Mortgage Assoc., 2.863%, 2/1/21, Series 313380†††	178,028
272,945	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	290,695
303,880	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	326,893
183,716	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	190,377
163,913	Federal National Mortgage Assoc., 4.066%, 7/1/19, Series 070377†††	170,226
300,694	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	324,286
272,746	Federal National Mortgage Assoc., 4.50%, 7/1/19, Series 725609	294,145
560,745	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	582,896
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,322,633
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	285,964
287,522	Government National Mortgage Assoc., 1.625%, 1/20/30, Series 80364†††	298,695
743,672	Government National Mortgage Assoc., 1.75%, 6/20/30, Series 80416†††	778,520
582,059	Government National Mortgage Assoc., 1.75%, 9/20/34, Series 81054†††	604,872
1,538,406	Government National Mortgage Assoc., 2.00%, 12/20/40, Series 2012-101, Class DB	1,575,415
774,931	Government National Mortgage Assoc., 2.25%, 7/20/34, Series 80987†††	808,208
2,214,420	Government National Mortgage Assoc., 2.50%, 5/20/40, Series 2012-94, Class GA	2,303,761
876,565	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	908,635
881,428	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	909,777
1,414,912	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	1,471,872
1,724,011	Government National Mortgage Assoc., 3.00%, 10/20/39, Series 2010-117, Class GD	1,798,378
1,008,770	Government National Mortgage Assoc., 3.00%, 6/20/41, Series 2011-138, Class PN	1,049,256
1,389,007	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	1,446,109
1,696,682	Government National Mortgage Assoc., 3.50%, 6/20/39, Series 2010-129, Class NU	1,821,748
557,764	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	582,813
1,058,978	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	1,141,550

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
$925,290	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	$988,368
855,842	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	899,077
905,997	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	960,099
572,300	Government National Mortgage Assoc., 4.50%, 8/15/24, Series 717874	624,535
659,008	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	674,046
516,580	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	527,404
588,310	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	602,741
444,837	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	470,786
695,270	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	755,887
287,564	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	299,137
394,724	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	408,263
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	538,330
128,762	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	135,326

	Total Collateralized Mortgage Obligations (cost $34,225,001)	34,704,351

	CORPORATE BONDS 37.9%

	Aerospace & Defense 0.6%
600,000	Lockheed Martin Corp., 3.35%, 9/15/21	634,054
250,000	Martin Marietta Corp., 7.375%, 4/15/13	254,673

		888,727

	Air Freight & Logistics 0.5%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	744,929

	Automotive Retail 0.6%
775,000	AutoZone, Inc., 5.50%, 11/15/15	871,168

	Beverages-Non-alcoholic 1.1%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	577,219
750,000	PepsiCo, Inc., 5.00%, 6/1/18	889,534

		1,466,753

	Cable & Satellite 0.7%
800,000	Comcast Corp., 4.95%, 6/15/16	901,779

	Commercial Banks Non-U.S. 1.5%
1,100,000	Royal Bank of Canada, 2.00%, 5/15/20 MTN## (Canada)	1,092,143
1,000,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16 (Canada)	1,050,834

		2,142,977

	Commercial Banks-Central U.S. 0.4%
600,000	SunTrust Bank, 1.311%, 6/30/14†††	596,449

	Commercial Banks-Southern U.S. 0.6%
800,000	BB&T Corp., 3.20%, 3/15/16 MTN	851,477

	Computer Hardware 0.6%
900,000	Hewlett-Packard Co., 2.125%, 9/13/15	899,378

	Construction & Farm Machinery & Heavy Trucks 1.2%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	600,399
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,029,219

		1,629,618

	Cosmetics & Toiletries 0.4%
459,761	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	603,947

	Distillers & Vintners 0.4%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	539,039

	Diversified Banks 4.9%
1,250,000	Bank of America Corp., 7.375%, 5/15/14 MTN	1,353,559
500,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	529,262
1,350,000	JPMorgan Chase Bank NA, 5.875%, 6/13/16	1,539,574

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
$500,000	SouthTrust Corp., 5.80%, 6/15/14	$532,802
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,170,030
750,000	Wachovia Corp., 5.25%, 8/1/14	799,755
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	838,629

		6,763,611

	Diversified Financial Services 2.8%
2,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	2,702,737
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18	1,187,534

		3,890,271

	Diversified Metals & Mining 0.3%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	455,860

	Drug Retail 0.3%
400,000	Walgreen Co., 4.875%, 8/1/13	409,868

	Electric-Integrated 0.5%
659,000	Southern Co. (The), 2.375%, 9/15/15, Series A	686,287

	Enterprise Software & Services 0.9%
1,000,000	Oracle Corp., 5.75%, 4/15/18	1,217,005

	Finance-Auto Loans 0.6%
750,000	PACCAR Financial Corp., 1.60%, 3/15/17 MTN	761,753

	Finance-Credit Card 0.8%
975,000	American Express Co., 6.15%, 8/28/17	1,174,849

	Finance-Other Services 0.4%
500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	560,142

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	668,155

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	270,747

	Industrial Gases 0.5%
600,000	Praxair, Inc., 4.625%, 3/30/15	653,252

	Instruments-Scientific 0.6%
700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	803,721

	Integrated Telecommunication Services 1.5%
129,084	Ameritech Capital Funding, 9.10%, 6/1/16	149,643
870,000	AT&T, Inc., 5.50%, 2/1/18	1,036,423
300,000	Verizon Communications, Inc., 5.50%, 2/15/18	360,262
520,000	Verizon Communications, Inc., 5.55%, 2/15/16	592,143

		2,138,471

	Investment Banking & Brokerage 0.5%
700,000	Morgan Stanley, 3.80%, 4/29/16	734,850

	Life & Health Insurance 1.1%
850,000	Prudential Financial, Inc., 6.20%, 1/15/15	938,724
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	602,897

		1,541,621

	Medical Instruments 0.9%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,277,771

	Medical-Drugs 0.6%
575,000	Pharmacia Corp., 6.75%, 12/15/27	784,911

	Medical-Health Maintenance Organizations 0.8%
1,000,000	WellPoint, Inc., 4.35%, 8/15/20	1,103,752

	Movies & Entertainment 0.7%
300,000	Walt Disney Co. (The), 2.75%, 8/16/21	313,223

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Value
$250,000	Walt Disney Co. (The), 4.50%, 12/15/13 MTN	$259,707
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	423,892

		996,822

	Oil Companies-Exploration & Production 0.5%
600,000	Apache Finance Canada Corp., 4.375%, 5/15/15 (Canada)	648,253

	Oil Companies-Integrated 1.0%
750,000	ConocoPhillips, 5.75%, 2/1/19	922,441
500,000	XTO Energy, Inc., 5.75%, 12/15/13	526,090

		1,448,531

	Personal Products 0.5%
655,000	Avon Products, Inc., 5.625%, 3/1/14	684,022

	Pharmaceuticals 2.8%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	905,194
795,000	Cardinal Health, Inc., 6.00%, 6/15/17	920,704
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,206,479
725,000	Pharmacia Corp., 6.50%, 12/1/18	929,497

		3,961,874

	Property & Casualty Insurance 0.3%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	448,700

	Railroads 1.1%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	305,558
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,213,628

		1,519,186

	Regional Banks 0.6%
700,000	Fifth Third Bancorp, 5.45%, 1/15/17	784,293

	Semiconductor Equipment 0.2%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	262,943

	Special Purpose Entity 0.4%
525,000	Principal Life Global Funding I, 5.05%, 3/15/15†	572,191

	Specialized Finance 0.4%
600,000	CME Group, Inc., 5.40%, 8/1/13	617,098

	Specialty Chemicals 1.2%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,604,642

	Steel 0.9%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,199,641

	Total Corporate Bonds (cost $50,784,236)	52,781,334

	MUNICIPAL BONDS 1.0%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	732,076
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19 Class B	584,735

	Total Municipal Bonds (cost $1,152,969)	1,316,811

Shares		Value
	MUTUAL FUNDS 0.7%
54,453	Eaton Vance Short Duration Diversified Income Fund	$942,581

	Total Mutual Funds (cost $837,280)	942,581

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS 0.9%
$8,000	iShares iBoxx Investment Grade Corporate Bond Fund	$967,920
15,000	Market Vectors Preferred Securities ex Financials ETF	307,350

	Total Exchange Traded Funds (cost $1,073,198)	1,275,270

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 17.3%
$1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	$1,053,969
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,074,202
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,028,191
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	687,707
1,500,000	Federal Home Loan Bank, 1.00%, 12/28/22, Series 0006##	1,496,154
1,000,000	Federal Home Loan Bank, 1.25%, 10/25/22, Series 0001##	1,000,534
2,000,000	Federal Home Loan Bank, 1.50%, 11/8/22, Series 0000##	1,990,312
1,415,000	Federal Home Loan Bank, 3.625%, 3/10/17	1,581,687
2,000,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	2,133,908
1,300,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,354,863
700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	787,001
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,109,954
2,200,000	Federal National Mortgage Assoc., 2.625%, 11/20/14	2,298,166
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,097,239
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	617,366
579,429	New Valley Generation IV, 4.687%, 1/15/22	659,066
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	928,362
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,260,873
1,000,000	Tennessee Valley Authority Generic Strip, 0.00%, 11/1/18, Series C###	919,524

	Total U.S. Government Agency Securities (cost $23,317,045)	24,079,078

	U.S. TREASURY INFLATION PROTECTED BONDS 1.2%
1,435,421	U.S. Treasury Bond, 1.625%, 1/15/18#	1,664,752

	Total U.S. Treasury Inflation Protected Bonds (cost $1,394,825)	1,664,752

	U.S. TREASURY NOTES 9.5%
950,000	U.S. Treasury Note, 2.75%, 12/31/17	1,045,296
4,125,000	U.S. Treasury Note, 3.25%, 12/31/16	4,568,438
6,500,000	U.S. Treasury Note, 3.625%, 8/15/19	7,568,944

	Total U.S. Treasury Notes (cost $12,716,522)	13,182,678

Shares		Value
	PREFERRED STOCKS 1.0%

	Diversified Banks 0.8%
4,762	Bank One Capital TR VI, 7.20%, Pfd.	$122,336
19,200	Harris Preferred Capital Corp., 7.375%, Series A Pfd.§§§	486,336
20,000	JP Morgan Chase Capital XIX, 6.625%, Series S Pfd.	505,600

		1,114,272

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap TR VI, 6.60%, Pfd.	252,000

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares		Value
	Total Preferred Stocks (cost $1,345,279)	$1,366,272

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$2,274,493	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $2,285,000 of United States Treasury Notes 1.250% due 03/15/14; value: $2,321,916; repurchase proceeds: $2,274,495 (cost $2,274,493)	$2,274,493

	Total Short-Term Investments (cost $2,274,493)	2,274,493

	Total Investments (cost $133,892,790) 99.5%	138,482,467
	Other Assets less Liabilities 0.5%	755,229

	NET ASSETS 100.0%	$139,237,696

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

††† Variable rate securities.

§§§ Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

##Step Bond. The rate shown is as of December 31, 2012 and will reset at a future date.

###Zero coupon bond.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2012, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.4
United Kingdom	1.1
United States	96.5

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.5%
$13,250,000	U.S. Treasury Bond 2.75%, 11/15/42	$12,765,553
19,200,000	U.S. Treasury Bond, 3.00%, 5/15/42	19,560,000
30,000,000	U.S. Treasury Bond, 3.125%, 11/15/41	31,401,570
8,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	8,365,000
9,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	10,965,549
3,000,000	U.S. Treasury Bond, 3.875%, 8/15/40	3,605,625
4,035,000	U.S. Treasury Bond, 4.25%, 5/15/39	5,147,776
6,900,000	U.S. Treasury Bond, 4.25%, 11/15/40	8,810,438
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,816,500
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,353,788
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	13,218,750
6,000,000	U.S. Treasury Bond, 4.50%, 8/15/39	7,950,936
6,260,000	U.S. Treasury Bond, 4.75%, 2/15/41	8,629,998
58,400,000	U.S. Treasury Strip, principal only, 5/15/30	36,743,995
52,300,000	U.S. Treasury Strip, principal only, 2/15/31	32,116,175
54,837,000	U.S. Treasury Strip, principal only, 2/15/37	26,977,007
55,000,000	U.S. Treasury Strip, principal only, 5/15/39	24,797,465
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	11,271,390
16,500,000	U.S. Treasury Strip, principal only, 11/15/41	6,708,587

	Total U.S. Government Obligations (cost $238,778,951)	272,206,102

	SHORT–TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
2,855,818	Repurchase Agreement dated 12/31/12, 0.01% due 1/2/13 with State Street Bank and Trust Co. collateralized by $2,870,000 of United States Treasury Notes 1.250% due 3/15/14; value: $2,916,368; repurchase proceeds: $2,855,819 (cost $2,855,818)	2,855,818

	Total Short–Term Investments (cost $2,855,818)	2,855,818

	Total Investments (cost $241,634,769) 99.5%	275,061,920
	Other Assets less Liabilities 0.5%	1,324,936

	NET ASSETS 100.0%	$276,386,856

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund and Long/Short Fund are non-diversified funds. Each Fund maintains its own investment objective.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently, five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund which commenced operations on January 31, 2012 as well as Emerging Markets Select and Long/Short which commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2012. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Limited Partnership and Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Schedules of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended, December 31, 2012 was as follows:

	Options Outstanding at 9/30/2012	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/2012
Core Growth Fund
Premium amount	$150,916	$—	$—	$—	$(150,916)	$—
Number of contracts	1,050	—	—	—	(1,050)	—
Long/Short Fund
Premium amount	$8,653,127	$1,786,146	$—	$(3,325,469)	$(1,825,084)	$5,288,720

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

OPTIONS CONTRACTS WRITTEN (continued)

	Options Outstanding at 9/30/2012	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/2012
Number of contracts	38,020	8,142	—	(11,360)	(8,154)	26,648
Micro Cap Value Fund
Premium amount	$255,255	$—	$—	$(212,978)	$(42,277)	$—
Number of contracts	795	—	—	(670)	(125)	—
Small Cap Value Fund
Premium amount	$134,261	$—	$—	$—	$(91,713)	$42,548
Number of contracts	600	—	—	—	(300)	300

6. FEDERAL INCOME TAX INFORMATION

As of December 31, 2012, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Heritage Growth Fund
Cost	$447,947,197	$13,658,510	$5,269,574	$1,300,688,953	$143,979,772	$109,955,683	$88,592,174

Gross appreciation	$199,216,018	$2,403,991	$72,294	$347,248,430	$15,836,924	$50,056,342	$26,209,530
Gross (depreciation)	(16,409,266)	(724,494)	(8,860)	(19,668,574)	(659,532)	(2,088,468)	(5,189,077)

Net appreciation (depreciation)	$182,806,752	$1,679,497	$63,434	$327,579,856	$15,177,392	$47,967,874	$21,020,453

	International Growth Fund	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$466,078,304	$155,937,841	$937,923,110	$1,298,379,177	$212,509,229	$104,478,688	$1,331,857,177

Gross appreciation	$121,817,395	$57,036,206	$287,901,331	$143,219,039	$82,382,528	$30,059,909	$551,423,629
Gross (depreciation)	(5,439,469)	(4,215,627)	(35,139,117)	(20,875,107)	(27,215,119)	(3,392,272)	(54,731,677)

Net appreciation (depreciation)	$116,377,926	$52,820,579	$252,762,214	$122,343,932	$55,167,409	$26,667,637	$496,691,952

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$148,185,260	$42,697,138	$117,305,822	$150,635,339	$133,893,052	$242,189,504

Gross appreciation	$36,926,596	$5,284,714	$28,214,973	$21,806,393	$4,819,188	$34,125,160
Gross (depreciation)	(9,583,279)	(2,910,765)	(13,454,734)	(4,560,939)	(229,773)	(1,252,744)

Net appreciation (depreciation)	$27,343,317	$2,373,949	$14,760,239	$17,245,454	$4,589,415	$32,872,416

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2012 with an “affiliated company” as so defined:

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Share Activity				Dividends Credited to Income for the period ended 12/31/12	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/12
	Balance 9/30/12	Purchases / Additions	Sales / Reductions	Balance 12/31/12
Long/Short Fund
Silicon Graphics International Corp.*	2,802,900	58,400	58,319	2,802,981	$—	$(116,944)
Micro Cap Fund
Goldwater Bank, N.A.	154,000	—	—	154,000	$—	$—
Small Cap Growth Fund
Blue Nile, Inc.	654,903	44,691	—	699,594	$—	$—
Cempra, Inc.	846,015	89,903		935,918	—	—
Cempra, Inc. PIPE	—	446,414		446,414	—	—
Knight Transportation, Inc.	4,655,806	136,592	—	4,792,398	2,683,743	—
NeurogesX, Inc.	3,882,558	—	—	3,882,558	—	—

*On August 29, 2012, a Schedule 13D was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor   and the Wasatch Long/Short Fund, including the portfolio managers Mike Shinnick and Ralph Shive (“Reporting Persons”).

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2012, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	Warrants	9/25/09	$5,000	$2,400	—
Micro Cap Fund
Cardica, Inc.	Warrants	9/25/09	$40,312	$19,350	0.01%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	13,860	0.01%
NeurogesX, Inc.	Warrants	7/21/11	18,169	1,453	—
			$1,598,481	$34,663	0.02%
Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$625,263	0.48%
Cardica, Inc.	Warrants	9/25/09	13,813	6,630	0.01%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	3,771	—
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	185,557	0.14%
NeurogesX, Inc.	Warrants	7/21/11	6,250	500	—
			$1,439,066	$821,721	0.63%
Small Cap Growth Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	$4,543,853	$4,145,809	0.23%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/28/11	1,335,000	1,531,415	0.08%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	828,407	0.05%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	197,360	0.01%
NeurogesX, Inc.	Warrants	7/21/11	242,660	19,413	—

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	247	—
			$9,806,452	$6,722,651	0.37%
Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bonds	7/5/07	$153,634	$1,067	—
Star Asia Financial Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	266,785	0.58%
Star Asia SPV, LLC	LLC Membership Interest	3/19/10	457,316	98,144	0.21%
			$916,762	$365,996	0.79%
Ultra Growth Fund
Cardica, Inc.	Warrants	9/25/09	$20,625	$9,900	0.01%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	781,968	0.58%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	4,089,467	3,728,993	2.79%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/28/11	1,335,000	1,531,415	1.14%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	207,102	0.15%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	49,340	0.04%
NeurogesX, Inc.	Warrants	7/21/11	5,451	436	—
Ophthonix, Inc.	Common Stock	9/23/05	499,998	—	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	12,195	0.01%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	165	—
			$9,070,843	$6,322,428	4.72%
World Innovators Fund
Cardica, Inc.	Warrants	9/25/09	$8,938	$4,290	—
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	454,387	414,580	0.25%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	—
			$470,401	$418,935	0.25%

9. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2012 were $400,000, $360,000 and $40,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2012 were $165,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

10. SECURITIES VALUATION

Equity securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy (see Note 11). Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

SECURITIES VALUATION (CONTINUED)

Equity securities (common and preferred stock) (continued)

Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a fund uses this fair value pricing method, the values assigned to the fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2 of the fair value hierarchy. These valuation procedures generally apply equally to long or short equity positions in a fund.

Corporate debt securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less at time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

U.S. government issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service.

Restricted securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

As of December 31, 2012, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	0.26%
Emerging India Fund	0.45%
Emerging Markets Select Fund	—
Emerging Markets Small Cap Fund	—
Frontier Emerging Small Countries Fund	—
Global Opportunities Fund	<0.01%
Heritage Growth Fund	—
International Growth Fund	—
International Opportunities Fund	—
Large Cap Value Fund	—
Long/Short Fund	—
Micro Cap Fund	0.37%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

SECURITIES VALUATION (continued)

Restricted securities (continued)

Micro Cap Value Fund	0.98%
Small Cap Growth Fund	0.37%
Small Cap Value Fund	0.34%
Strategic Income Fund	0.22%
Ultra Growth Fund	4.95%
World Innovators Fund	0.25%
Income Fund	—
U.S. Treasury Fund	—

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
Core Growth Fund
Assets
Common Stocks
	Consumer Finance	$25,043,831	$3,805,921	$—	$28,849,752
	Diversified Banks	8,116,807	15,515,224	—	23,632,031
	Specialized Finance	—	7,905,630	—	7,905,630
	Other	518,668,622	—	—	518,668,622
Preferred Stocks		3,954,287	—	—	3,954,287
Short-Term Investments		—	47,743,627	—	47,743,627

		$555,783,547	$74,970,402	$—	$630,753,949

Emerging India Fund
Assets
Common Stocks
	Air Freight & Logistics	$233,808	$—	$—	$233,808
	Auto Parts & Equipment	330,537	430,707	—	761,244
	Construction & Farm Machinery & Heavy Trucks	299,316	—	—	299,316

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
	Data Processing & Outsourced Services	139,070	—	—	139,070
	Diversified Banks	342,766	1,160,723	—	1,503,489
	Gas Utilities	156,857	—	—	156,857
	Heavy Electrical Equipment	193,656	—	—	193,656
	Household Appliances	192,273	151,057	—	343,330
	Industrial Machinery	120,856	659,013	—	779,869
	Internet Retail	183,328	—	—	183,328
	IT Consulting & Other Services	678,656	—	—	678,656
	Personal Products	673,451	494,535	—	1,167,986
	Thrifts & Mortgage Finance	506,222	757,604	—	1,263,826
	Other	—	7,088,998	—	7,088,998
Short-Term Investments		—	544,574	—	544,574

		$4,050,796	$11,287,211	$—	$15,338,007

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$101,309	$—	$—	$101,309
	Department Stores	101,270	104,716	—	205,986
	Diversified Banks	198,987	502,546	—	701,533
	Drug Retail	99,153	—	—	99,153
	Managed Health Care	99,570	—	—	99,570
	Packaged Foods & Meats	101,259	—	—	101,259
	Personal Products	99,785	104,886	—	204,671
	Other	—	2,024,649	—	2,024,649
Short-Term Investments		—	1,794,878	—	1,794,878

		$801,333	$4,531,675	$—	$5,333,008

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$10,821,320	$25,240,102	$—	$36,061,422
	Apparel, Accessories & Luxury Goods	18,920,908	21,965,611	—	40,886,519
	Asset Management & Custody Banks	16,798,768	—	—	16,798,768
	Brewers	15,278,118	—	—	15,278,118
	Commercial Printing	17,562,222	—	—	17,562,222
	Construction Materials	26,713,260	24,088,917	—	50,802,177
	Diversified Banks	19,522,317	103,040,481	—	122,562,798
	Diversified REITs	6,744,743	—	—	6,744,743
	Food Retail	22,078,048	—	—	22,078,048
	Health Care Facilities	5,835,785	37,416,098	—	43,251,883
	Highways & Railtracks	15,385,827	—	—	15,385,827
	Hypermarkets & Super Centers	49,935,276	27,573,997	—	77,509,273
	IT Consulting & Other Services	24,328,552	—	—	24,328,552
	Managed Health Care	24,831,818	—	—	24,831,818
	Marine Ports & Services	22,881,391	36,007,439	—	58,888,830
	Oil & Gas Exploration & Production	37,161,304	8,893,686	—	46,054,990
	Other Diversified Financial Services	20,230,437	—	—	20,230,437
	Railroads	15,501,982	—	—	15,501,982
	Real Estate Operating Companies	24,441,643	—	—	24,441,643
	Regional Banks	19,713,226	—	—	19,713,226
	Retail REITs	10,163,859	—	—	10,163,859
	Specialized Finance	20,872,973	19,677,333	—	40,550,306
	Systems Software	20,195,986	—	—	20,195,986
	Thrifts & Mortgage Finance	16,323,154	18,670,046	—	34,993,200

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
	Trucking	18,292,308	—	—	18,292,308
	Other	—	701,477,717	—	701,477,717
Preferred Stocks		36,545,126	—	—	36,545,126
Rights		196,555	—	—	196,555
Short-Term Investments		—	66,940,476	—	66,940,476

		$537,276,906	$1,090,991,903	$—	$1,628,268,809

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Air Freight & Logistics	$—	$512,533	$—	$512,533
	Apparel Retail	—	2,805,270	—	2,805,270
	Auto Parts & Equipment	—	178,272	—	178,272
	Automobile Manufacturers	—	147,809	—	147,809
	Brewers	18,064,127	3,067,810	—	21,131,937
	Casinos & Gaming	—	4,727,462	—	4,727,462
	Coal & Consumable Fuels	—	1,496,387	—	1,496,387
	Commodity Chemicals	272,439	160,459	—	432,898
	Construction Materials	5,463,886	1,722,022	—	7,185,908
	Distillers & Vintners	—	1,514,328	—	1,514,328
	Diversified Banks	7,298,829	6,556,904	—	13,855,733
	Food Retail	—	8,922,319	—	8,922,319
	Household Products	200,284	4,439,161	—	4,639,445
	Marine Ports & Services	—	1,138,151	—	1,138,151
	Metal & Glass Containers	—	1,545,741	—	1,545,741
	Oil & Gas Exploration & Production	955,039	1,360,886	—	2,315,925
	Packaged Foods & Meats	26,617,514	6,351,787	—	32,969,301
	Personal Products	363,438	1,054,799	—	1,418,237
	Pharmaceuticals	2,275,993	1,906,161	—	4,182,154
	Restaurants	62,861	3,710,381	—	3,773,242
	Soft Drinks	3,286,123	1,828,970	—	5,115,093
	Tobacco	6,835,394	2,107,765	—	8,943,159
	Wireless Telecommunication Services	3,342,494	797,704	—	4,140,198
	Other	18,343,240	—	—	18,343,240
Short-Term Investments		—	7,722,422	—	7,722,422

		$93,381,661	$65,775,503	$—	$159,157,164

Global Opportunities Fund
Assets
Common Stocks
	Advertising	$—	$2,598,601	$—	$2,598,601
	Apparel Retail	—	1,445,841	—	1,445,841
	Apparel, Accessories & Luxury Goods	—	2,985,265	—	2,985,265
	Asset Management & Custody Banks	3,494,323	4,661,051	—	8,155,374
	Biotechnology	—	2,623,837	—	2,623,837
	Casinos & Gaming	—	1,586,504	—	1,586,504
	Coal & Consumable Fuels	—	795,364	—	795,364
	Commodity Chemicals	—	2,175,483	—	2,175,483
	Construction Materials	—	3,375,523	—	3,375,523
	Consumer Finance	2,682,851	2,394,956	—	5,077,807
	Data Processing & Outsourced Services	1,371,904	3,591,800	—	4,963,704
	Department Stores	—	1,174,934	—	1,174,934
	Diversified Banks	—	6,581,938	—	6,581,938
	Drug Retail	—	1,991,950	—	1,991,950

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
	Electronic Equipment & Instruments	—	2,063,110	—	2,063,110
	Footwear	—	1,054,785	—	1,054,785
	Gold	—	2,516,732	—	2,516,732
	Health Care Facilities	—	2,361,972	—	2,361,972
	Home Improvement Retail	—	2,437,730	—	2,437,730
	Industrial Machinery	3,431,478	5,121,278	—	8,552,756
	Internet Retail	1,232,555	1,611,291	—	2,843,846
	Life & Health Insurance	—	1,744,161	—	1,744,161
	Marine Ports & Services	1,574,447	2,204,955	—	3,779,402
	Oil & Gas Equipment & Services	1,889,014	1,278,094	—	3,167,108
	Oil & Gas Exploration & Production	4,663,266	1,589,703	—	6,252,969
	Packaged Foods & Meats	—	2,372,994	—	2,372,994
	Specialty Stores	2,022,024	2,019,469	—	4,041,493
	Thrifts & Mortgage Finance	—	1,812,945	—	1,812,945
	Trading Companies & Distributors	2,553,121	5,225,104	—	7,778,225
	Wireless Telecommunication Services	—	2,299,393	—	2,299,393
	Other	57,299,731	—	—	57,299,731
Warrants		9,680	—	2,400	12,080

		$82,224,394	$75,696,763	$2,400	$157,923,557

Heritage Growth Fund
Assets
Common Stocks
	Specialized Finance	$2,325,647	$1,526,430	$—	$3,852,077
	Other	99,964,134	—	—	99,964,134
Short-Term Investments		—	5,796,416	—	5,796,416

		$102,289,781	$7,322,846	$—	$109,612,627

International Growth Fund
Assets
Common Stocks
	Apparel Retail	$5,617,534	$4,403,732	$—	$10,021,266
	Application Software	8,216,827	1,424,649	—	9,641,476
	Asset Management & Custody Banks	5,483,186	20,520,266	—	26,003,452
	Department Stores	6,640,965	—	—	6,640,965
	Diversified Banks	1,634,241	12,071,495	—	13,705,736
	Fertilizers & Agricultural Chemicals	2,994,298	—	—	2,994,298
	Gold	6,732,995	5,277,445	—	12,010,440
	Health Care Equipment	17,296,807	2,688,211	—	19,985,018
	Health Care Technology	8,705,619	6,017,209	—	14,722,828
	Hypermarkets & Super Centers	6,148,744	12,402,240	—	18,550,984
	Internet Retail	1,602,436	21,521,088	—	23,123,524
	Office REITs	5,938,158	—	—	5,938,158
	Oil & Gas Equipment & Services	10,914,925	8,253,255	—	19,168,180
	Oil & Gas Exploration & Production	12,668,554	7,565,476	—	20,234,030
	Packaged Foods & Meats	5,890,060	10,879,974	—	16,770,034
	Personal Products	7,616,139	—	—	7,616,139
	Real Estate Operating Companies	7,350,427	—	—	7,350,427
	Specialized Finance	2,115,281	—	—	2,115,281

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
	Thrifts & Mortgage Finance	5,961,186	8,528,284	—	14,489,470
	Other	—	299,951,395	—	299,951,395
Short-Term Investments		—	31,423,129	—	31,423,129

		$129,528,382	$452,927,848	$—	$582,456,230

International Opportunities Fund
Assets
Common Stocks
	Application Software	$3,493,677	$2,416,739	$—	$5,910,416
	Auto Parts & Equipment	2,121,860	—	—	2,121,860
	Brewers	2,671,255	1,485,682	—	4,156,937
	Construction & Farm Machinery & Heavy Trucks	2,204,243	—	—	2,204,243
	Food Retail	3,690,965	6,810,477	—	10,501,442
	Home Improvement Retail	2,534,356	—	—	2,534,356
	Hypermarkets & Super Centers	2,268,632	—	—	2,268,632
	Industrial Machinery	2,510,650	3,474,577	—	5,985,227
	IT Consulting & Other Services	2,733,884	2,200,982	—	4,934,866
	Marine Ports & Services	1,370,015	—	—	1,370,015
	Metal & Glass Containers	1,766,945	—	—	1,766,945
	Oil & Gas Exploration & Production	3,476,891	974,522	—	4,451,413
	Packaged Foods & Meats	12,604,959	19,184,451	—	31,789,410
	Regional Banks	1,573,850	—	—	1,573,850
	Restaurants	7,018,219	4,374,549	—	11,392,768
	Soft Drinks	5,307,702	—	—	5,307,702
	Tobacco	1,677,025	—	—	1,677,025
	Trading Companies & Distributors	1,021,692	9,065,066	—	10,086,758
	Trucking	1,944,718	—	—	1,944,718
	Other	—	90,342,110	—	90,342,110
Short-Term Investments		—	6,437,727	—	6,437,727

		$61,991,538	$146,766,882	$—	$208,758,420

Large Cap Value Fund
Assets
Common Stocks		$1,151,000,333	$—	$—	$1,151,000,333
Short-Term Investments		—	39,684,991	—	39,684,991

		$1,151,000,333	$39,684,991	$—	$1,190,685,324

Long/Short Fund
Assets
Common Stocks		$1,286,321,148	$—	$—	$1,286,321,148
Short-Term Investments		—	306,846,391	—	306,846,391

		$1,286,321,148	$306,846,391	$—	$1,593,167,539

Liabilities
Equity Contracts		$(3,031,607)	$—	$—	$(3,031,607)
Securities Sold Short		(169,412,823)	—	—	(169,412,823)

		$(172,444,430)	$—	$—	$(172,444,430)

Micro Cap Fund
Assets
Common Stocks
	Air Freight & Logistics	$—	$403,193	$—	$403,193
	Apparel, Accessories & Luxury Goods	—	1,648,030	—	1,648,030
	Biotechnology	3,662,570	3,127,360	—	6,789,930
	Data Processing & Outsourced Services	7,398,348	4,624,007	—	12,022,355
	Diversified Banks	4,246,320	872,012	—	5,118,332

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
	Environmental & Facilities Services	2,785,091	2,055,579	—	4,840,670
	Health Care Equipment	10,460,725	—	90,787	10,551,512
	Pharmaceuticals	8,288,019	448,659	—	8,736,678
	Specialized Finance	—	—	13,860	13,860
	Other	206,570,156	—	—	206,570,156
Preferred Stocks		2,154,427	—	—	2,154,427
Warrants		—	—	20,803	20,803
Short-Term Investments		—	8,806,692	—	8,806,692

		$245,565,656	$21,985,532	$125,450	$267,676,638

Micro Cap Value Fund
Assets
Common Stocks
	Apparel Retail	$1,863,150	$1,218,816	$—	$3,081,966
	Apparel, Accessories & Luxury Goods	—	898,301	—	898,301
	Casinos & Gaming	—	1,649,553	—	1,649,553
	Construction Materials	1,770,040	1,826,087	—	3,596,127
	Data Processing & Outsourced Services	548,080	779,423	—	1,327,503
	Department Stores	—	703,166	—	703,166
	Diversified Banks	2,044,169	2,157,596	185,557	4,387,322
	Food Distributors	948,600	1,562,656	—	2,511,256
	General Merchandise Stores	826,100	795,142	—	1,621,242
	Health Care Facilities	2,270,840	2,659,228	—	4,930,068
	Health Care Supplies	1,433,600	1,654,240	—	3,087,840
	Home Improvement Retail	—	1,163,779	—	1,163,779
	Office REITs	—	2,286,284	—	2,286,284
	Oil & Gas Equipment & Services	—	825,480	—	825,480
	Packaged Foods & Meats	3,289,623	2,643,262	—	5,932,885
	Paper Packaging	—	979,643	—	979,643
	Pharmaceuticals	—	1,127,600	—	1,127,600
	Specialized Finance	—	—	3,771	3,771
	Other	87,341,710	—	—	87,341,710
Preferred Stocks
	Pharmaceuticals	—	—	625,263	625,263
	Other	1,310,281	—	—	1,310,281
Warrants		—	—	7,130	7,130
Short-Term Investments		—	1,748,155	—	1,748,155

		$103,646,193	$26,678,411	$821,721	$131,146,325

Small Cap Growth Fund
Assets
Common Stocks
	Air Freight & Logistics	$20,748,067	$19,903,636	$—	$40,651,703
	Data Processing & Outsourced Services	54,712,536	39,407,056	—	94,119,592
	Diversified Banks	31,027,215	38,903,704	—	69,930,919
	Health Care Equipment	25,149,236	—	247	25,149,483
	Internet Retail	63,045,236	22,049,250	—	85,094,486
	Life Sciences Tools & Services	62,702,425	14,639,282	—	77,341,707
	Oil & Gas Equipment & Services	57,659,604	16,407,994	—	74,067,598
	Oil & Gas Exploration & Production	35,152,806	18,743,338	—	53,896,144
	Packaged Foods & Meats	82,271	29,007,982	—	29,090,253
	Personal Products	—	16,809,479	—	16,809,479
	Pharmaceuticals	5,989,875	2,857,050	—	8,846,925
	Restaurants	—	14,584,750	—	14,584,750
	Other	1,108,155,102	—	—	1,108,155,102
Preferred Stocks		—	—	1,025,767	1,025,767

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2012 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
Limited Partnership Interest		—	—	5,677,224	5,677,224
Warrants		—	—	19,413	19,413
Short-Term Investments		—	124,088,584	—	124,088,584

		$1,464,424,373	$357,402,105	$6,722,651	$1,828,549,129

Small Cap Value Fund
Assets
Common Stocks
	Diversified Banks	$2,939,515	$8,618,800	$—	$11,558,315
	Health Care Supplies	—	1,456,023	—	1,456,023
	Oil & Gas Equipment & Services	2,114,553	1,562,942	—	3,677,495
	Research & Consulting Services	6,239,228	1,501,880	—	7,741,108
	Other	149,212,856	—	—	149,212,856
Short-Term Investments		—	1,888,780	—	1,888,780

		$160,506,152	$15,028,425	$—	$175,534,577

Liabilities
Equity Contracts		$(6,000)	$—	$—	$(6,000)

		$(6,000)	$—	$—	$(6,000)

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$266,785	$—	$266,785
	Other	37,623,544	—	—	37,623,544
Limited Liability Company Membership Interest		4,821,288	—	98,144	4,919,432
Corporate Bonds		—	—	1,067	1,067
Short-Term Investments		—	2,260,259	—	2,260,259

		$42,444,832	$2,527,044	$99,211	$45,071,087

Ultra Growth Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$699,164	$—	$699,164
	Biotechnology	3,114,691	1,723,805	—	4,838,496
	Construction Materials	—	1,527,136	—	1,527,136
	Consumer Finance	4,528,665	1,319,060	—	5,847,725
	Diversified Banks	1,430,307	5,734,273	—	7,164,580
	Health Care Equipment	5,079,141	—	165	5,079,306
	Internet Software & Services	8,158,403	—	914	8,159,317
	Packaged Foods & Meats	—	2,333,972	—	2,333,972
	Personal Products	—	—	—	—
	Pharmaceuticals	3,136,302	220,691	—	3,356,993
	Restaurants	—	1,723,795	—	1,723,795
	Specialized Finance	—	1,931,052	—	1,931,052
	Thrifts & Mortgage Finance	—	1,043,201	—	1,043,201
	Other	82,039,975	—	—	82,039,975
Preferred Stocks		—	—	1,050,605	1,050,605
Limited Partnership Interest		—	—	5,260,408	5,260,408
Warrants		—	—	10,336	10,336

		$107,487,484	$18,256,149	$6,322,428	$132,066,061

World Innovators Fund
Assets
Common Stocks
	Automotive Retail	$—	$2,002,444	$—	$2,002,444
	Biotechnology	4,358,910	5,096,335	—	9,455,245
	Health Care Equipment	4,682,052	6,205,342	—	10,887,394
	Health Care Supplies	—	4,464,215	—	4,464,215
	Internet Retail	5,014,995	1,190,701	—	6,205,696
	Internet Software & Services	17,305,934	—	65	17,305,999
	Leisure Products	—	1,459,954	—	1,459,954

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/12
	Specialty Chemicals	—	831,728	—	831,728
	Other	102,798,439	—	—	102,798,439
Preferred Stocks		—	3,750,778	—	3,750,778
Limited Partnership Interest		—	—	414,580	414,580
Warrants		—	—	4,290	4,290
Short-Term Investments		—	8,300,031	—	8,300,031

		$134,160,330	$33,301,528	$418,935	$167,880,793

Wasatch-1st Source Income Fund
Assets
Asset Backed Securities		$—	$4,894,847	$—	$4,894,847
Collateralized Mortgage Obligations		—	34,704,351	—	34,704,351
Corporate Bonds		—	52,781,334	—	52,781,334
Municipal Bonds		—	1,316,811	—	1,316,811
Mutual Funds		942,581	—	—	942,581
Exchange Traded Funds		1,275,270	—	—	1,275,270
U.S. Government Agency Securities		—	24,079,078	—	24,079,078
U.S. Treasury Inflation Protected Bonds		—	1,664,752	—	1,664,752
U.S. Treasury Notes		—	13,182,678	—	13,182,678
Preferred Stocks		1,366,272	—	—	1,366,272
Short-Term Investments		—	2,274,493	—	2,274,493

		$3,584,123	$134,898,344	$—	$138,482,467

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$272,206,102	$—	$272,206,102
Short-Term Investments		—	2,855,818	—	2,855,818

		$—	$275,061,920	$—	$275,061,920

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do no cross levels are combined into the Other category.

The valuation techniques used by the Funds to measure fair value for the period ended, December 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The table below shows the significant transfers between level 1 and level 2 due to fair valuation in certain foreign markets.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Core Growth Fund	25,559,931	25,559,931
Emerging India Fund	9,891,199	9,891,199
Emerging Markets Small Cap Fund	868,640,703	868,640,703
Frontier Emerging Small Countries Fund	49,153,116	49,153,116
Global Opportunities Fund	68,555,776	68,555,776
Heritage Growth Fund	1,526,430	1,526,430
International Growth Fund	359,936,808	359,936,808
International Opportunities Fund	123,785,332	123,785,332
Micro Cap Fund	10,210,140	10,210,140
Micro Cap Value	16,467,586	16,467,586
Small Cap Growth Fund	230,456,470	230,456,470
Small Cap Value Fund	12,535,995	12,535,995
Ultra Growth Fund	17,042,571	17,042,571
World Innovators Fund	25,001,498	25,001,498

The following is a reconciliation of the fair valuations using significant unobservable inputs (level 3) for the Funds during the period ended December 31, 2012:

Fund	Market Value Beginning Balance 9/30/2012	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2012
Global Opportunities Fund
Warrants	$2,400	$—	$—	$—	$—	$—	$—	$—	$2,400	$—

Micro Cap Fund
Common Stocks	13,860	—	—	—	—	—	90,787	—	104,647	—
Warrants	20,803	—	—	—	—	—	—	—	20,803	—

	34,663	—	—	—	—	—	90,787	—	125,450	—

Micro Cap Value Fund
Common Stocks	186,550	—	—	—	—	2,778	—	—	189,328	2,778
Preferred Stocks	625,263	—	—	—	—	—	—	—	625,263	—
Warrants	7,130	—	—	—	—	—	—	—	7,130	—

	818,943	—	—	—	—	2,778		—	821,721	2,778

Small Cap Growth Fund
Common Stocks	247	—	—	—	—	—	—	—	247	—
Preferred Stocks	961,210	—	—	—	—	64,557	—	—	1,025,767	64,557
Limited Partnership Interest	6,625,910	—	—	—	—	(948,686)	—	—	5,677,224	(948,686)
Warrants	19,413	—	—	—	—	—	—	—	19,413	—

	7,606,780	—	—	—	—	(884,129)	—	—	6,722,651	(884,129)

Strategic Income Fund
Limited Liability Company Membership Interest	99,690	—	—	—	—	(1,546)	—	—	98,144	(1,546)
Corporate Bonds	4,073	—	(2,786)	—	765	(985)	—	—	1,067	(2,954)

	103,763	—	(2,786)	—	765	(2,531)	—	—	99,211	(4,500)

Ultra Growth Fund
Common Stocks	1,583	—	—	—	—	(504)	—	—	1,079	(504)
Preferred Stocks	1,062,439	—	—	—	—	(11,834)	—	—	1,050,605	(11,834)
Limited Partnership Interest	6,126,453	—	—	—	—	(866,045)	—	—	5,260,408	(866,045)
Warrants	10,336	—	—	—	—	—	—	—	10,336	—

	7,200,811	—	—	—	—	(878,383)	—	—	6,322,428	(878,383)

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	496,747	—	—	—	—	(82,167)	—	—	414,580	(82,167)
Warrants	4,290	—	—	—	—	—	—	—	4,290	—

	501,102	—	—	—	—	(82,167)	—	—	418,935	(82,167)

LMA International N.V. held in the Micro Cap Fund was transferred from level 1 to level 3 because trading was suspended pending a final distribution.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 22, 2013

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: February 22, 2013